As filed with the Securities and Exchange Commission on February 10, 2003

Securities Act File No. 2-72724

Investment Company Act File No. 811-03205

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☒

Pre-Effective Amendment No.

☐

Post-Effective Amendment No. 26

☒

and/or

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

☒

Amendment No. 30

☒

(Check appropriate box or boxes)

CMA® GOVERNMENT SECURITIES FUND

(Exact Name of Registrant as Specified in Charter)

800 Scudders Mill Road

Plainsboro, New Jersey 08536

(Address of Principal Executive Offices)

(Registrant’s Telephone Number, including Area Code): (609) 282-2800

TERRY K. GLENN

CMA® Government Securities Fund

800 Scudders Mill Road, Plainsboro, New Jersey

Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund: SIDLEY AUSTIN BROWN & WOOD LLP 787 Seventh Avenue New York, New York 10019-6018 Attention: Thomas R. Smith, Jr., Esq.	Philip L. Kirstein, Esq. FUND ASSET MANAGEMENT, L.P. P.O. Box 9011 Princeton, New Jersey 08543-9011
Jeffrey S. Alexander, Esq. MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED 1400 Merrill Lynch Drive Pennington, New Jersey 08534

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☒	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, par value $.10 per share.

Master Government Securities Trust also has executed this Registration Statement.

www.mlim.ml.com

Prospectus

February 10, 2003

CMA® Money Fund

CMA® Government Securities Fund

CMA® Treasury Fund

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

CMA FUNDS

Key Facts

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Liquidity — the ease with which a security can be traded. Securities that are less liquid have fewer potential buyers and, as a consequence, greater volatility.

Short Term Securities — securities with maturities of not more than 762 days (25 months).

U.S. Government Securities — debt securities issued or guaranteed as to principal and interest by the U.S. Government that are supported by the full faith and credit of the United States.

CMA MONEY FUND AT A GLANCE

What are the Money Fund’s investment objectives?

The investment objectives of the Money Fund are to seek current income, preservation of capital and liquidity.

What are the Money Fund’s main investment strategies?

On February 10, 2003, the Money Fund converted from a stand-alone mutual fund into a “feeder” fund that invests all of its assets in its corresponding “master” fund, Master Money Trust (the “Money Trust”), which has the same investment objectives as the Money Fund. All investments will be made at the Money Trust level. This structure is sometimes called a “master/feeder” structure. The Money Fund’s investment results will correspond directly to the investment results of the Money Trust. This structural change in no way affects the investment objectives or investment policies of the Money Fund, the services provided to the Money Fund, or the aggregate amount of expenses incurred by shareholders of the Money Fund. For ease of reference, unless the context otherwise requires, references in this Prospectus to the “Money Fund” will include the Money Trust.

The Money Fund tries to achieve its objectives by investing in a diversified portfolio of U.S. dollar-denominated short term securities. These securities consist primarily of short term U.S. Government securities, U.S. Government agency securities, bank obligations, commercial paper and repurchase agreements. The Fund may also invest in obligations of domestic and foreign banks and other short term debt securities issued by U.S. and foreign entities. The Fund may invest up to 25% of its total assets in foreign bank money instruments. The Fund’s dollar-weighted maturity will not exceed 90 days.

Other than U.S. Government and certain U.S. Government agency securities, the Money Fund only invests in short term securities having one of the two highest short term ratings from a nationally recognized rating agency or unrated instruments which, in the opinion of Fund management, are of similar credit quality. Certain short term securities are entitled to the benefit of guarantees, letters of credit or similar arrangements provided by a financial institution. When this is the case, Fund management may consider the obligation of the financial institution and its creditworthiness in determining whether the security is an appropriate investment for the Fund.

Fund management, as delegated by the Fund’s Board of Trustees, decides which of these securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. Fund management seeks

CMA MONEY FUND	3

U.S. Government Agency Securities — debt securities issued or guaranteed as to principal and interest by U.S. Government agencies, U.S. Government sponsored enterprises and U.S. Government instrumentalities that are not direct obligations of the United States.

Repurchase Agreements —agreements in which a party sells securities to the Fund and at the same time agrees to repurchase the securities at a particular time and price.

Maturity — the time at which the principal amount of a bond is scheduled to be returned to investors.

Yield — the income generated by an investment in the Fund.

to improve the Money Fund’s yield by taking advantage of yield differentials that regularly occur between securities of a similar kind.

What are the main risks of investing in the Money Fund?

The Money Fund cannot guarantee that it will achieve its objectives.

Below is a summary of the main risks of investing in the Money Fund.

Investing in the Money Fund includes the following main risks:

•	Credit Risk — the risk that the issuer of a security owned by the Money Fund will be unable to pay the interest or principal when due.

•	Selection Risk — the risk that the securities Money Fund management selects will underperform other funds with similar investment objectives and strategies.

•	Interest Rate Risk — the risk that prices of money market securities owned by the Money Fund generally increase when interest rates go down and decrease when interest rates go up.

•	Share Reduction Risk — the risk that the Money Fund may reduce the number of shares held by its shareholders to maintain a constant net asset value of $1.00 per share.

•	Borrowing Risk — the risk that the cost of borrowing for temporary emergency purposes may reduce the Money Fund’s return.

•	Income Risk — the risk that the Money Fund’s yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

•	Securities Lending Risk — the risk that the Money Fund may lend its securities to a borrower that may fail to return the securities in a timely manner or at all.

•	Foreign Market Risk — the risk that the Money Fund may have difficulty buying and selling on foreign exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

4	CMA MONEY FUND

Investing in the Money Fund also includes the risks associated with the following investments:

•	When Issued Securities, Delayed Delivery Securities, Forward Commitments — the Money Fund buys or sells these securities at an established price with payment and delivery taking place in the future. There is a risk that the security the Fund buys will lose value prior to its delivery, the security will not be issued or the other party will not meet its obligation.

•	Repurchase Agreements and Purchase Contracts and Sale Contracts — the Money Fund buys a security from another party, which agrees to buy it back at an agreed time and price. If the seller fails to repurchase the security and the market value declines, the Fund may lose money.

•	Reverse Repurchase Agreements — the Money Fund sells a security to another party and agrees to buy it back at a specific time and price. If the other party fails to return the securities in a timely manner, the Fund may lose money and possibly trigger adverse tax consequences to the Fund.

An investment in the Money Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may lose money if the issuer of an instrument held by the Fund defaults or if short term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who should invest?

Shares of the Money Fund are offered to participants in the Cash Management Account (“CMA”) financial service (“CMA service”), investors in certain other Merrill Lynch cash management account programs and investors maintaining accounts directly with the Transfer Agent.

Investors should consider their own investment goals, time horizon and risk tolerance before investing in the Money Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program.

CMA FUNDS	5

The Money Fund may be an appropriate investment for you if you:

•	Are investing with short term goals in mind, such as for cash reserves, and want to focus on short term securities

•	Are looking for preservation of capital

•	Are looking for current income and liquidity

RISK/RETURN BAR CHART FOR CMA MONEY FUND

The bar chart and table shown below provide an indication of the risks of investing in the Money Fund. The bar chart shows changes in the Fund’s performance for each of the past ten calendar years, which was prior to its change to a “master/feeder” structure. The table shows the average annual total returns of the Fund for one, five and ten years. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future as a “feeder” fund.

During the ten year period shown in the bar chart, the highest return for a quarter was 1.53% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.31% (quarter ended December 31, 2002). The Fund’s year-to-date return as of December 31, 2002 was 1.49%.

Average Annual Total Returns (for the periods ended December 31, 2002)	One Year	Five Years	Ten Years

CMA Money Fund	1.49%	4.29%	4.40%

6	CMA MONEY FUND

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that Money Fund investors may bear:

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Money Fund and the Money Trust.

Management Fee — a fee paid to the Manager for managing the Money Trust.

Administrative Fee — a fee paid to the Administrator for providing administrative services to the Money Fund.

Distribution Fees — fees used to support the Money Fund’s marketing and distribution efforts, such as compensating financial advisers and others for distribution and shareholder servicing.

FEES AND EXPENSES FOR CMA MONEY FUND

This table shows the different fees and expenses that you may pay if you buy and hold shares of the Money Fund. The combined management and administrative fee rates under the “master/feeder” structure equal the management fee rate paid by the Money Fund as a stand-alone mutual fund. Under the “master/feeder” structure, fees and expenses are divided between the Money Trust, which pays a management fee, and the Money Fund, which pays an administrative fee. Future expenses may be greater or less than those indicated below.

Shareholder Fees (fees paid directly by the shareholder):

Maximum Account Fee(a)	$100

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):(b)

Management Fee(c)	0.13%

Distribution (12b-1) Fees(d)	0.13%

Other Expenses (including transfer agency and administrative fees)(e)(f)	0.33%

Total Annual Fund Operating Expenses	0.59%

(a)	Merrill Lynch charges this fee to CMA service subscribers. The annual fee for trust accounts is $125. Other programs may charge different or higher fees.
(b)	Fees and expenses shown in the table and the example that follows include both the expenses of the Money Fund and Money Fund’s share of expenses of the Money Trust.
(c)	Paid by the Money Trust. This fee was paid by the Money Fund prior to the change to the “master/feeder” structure. See “Management of the Funds — Fund Asset Management” in this Prospectus and “Management of the Funds — Management and Advisory Arrangements —Management Fee” in the Statement of Additional Information.
(d)	The Fund is authorized to pay Merrill Lynch distribution fees of 0.125% each year under a distribution plan that the Fund has adopted under rule 12b-1. For the fiscal year ended March 31, 2002, the Fund paid $36,484,854 in fees to Merrill Lynch pursuant to the distribution plan.
(e)	Based on estimated amounts for the current fiscal year. Financial Data Services, Inc., an affiliate of the Manager, provides transfer agency services to the Money Fund. The Money Fund pays a fee for these services. The Manager or its affiliates also provide certain accounting services to the Money Fund and the Money Trust. The Money Fund and the Money Trust will reimburse the Manager or its affiliates for such services.
(f)	Includes administrative fees, which are payable to Fund Asset Management by the Money Fund, at the annual rate of 0.25% of the Fund’s average daily net assets.

CMA MONEY FUND	7

Example:

This example is intended to help you compare the cost of investing in the Money Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Money Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This assumption is not meant to indicate that you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES IF YOU DID REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years

CMA Money Fund	$60	$189	$329	$738

This example does not take into account the fees charged by Merrill Lynch to CMA service subscribers or other Merrill Lynch cash management account program subscribers. See the relevant CMA account disclosure and account agreement for details. Shareholders of the Fund whose accounts are maintained directly with the Fund’s transfer agent and who are not subscribers to the CMA service or other Merrill Lynch cash management account programs will not be charged a program fee but will not receive any of the additional services available to subscribers.

8	CMA MONEY FUND

Liquidity — the ease with which a security can be traded. Securities that are less liquid have fewer potential buyers and, as a consequence, greater volatility.

Short Term U.S. Government Securities — debt securities with maturities of not more than 762 days (25 months) that are issued or guaranteed as to principal and interest by the U.S. Government and are supported by the full faith and credit of the United States.

Repurchase Agreements —agreements in which a party sells securities to the Fund and at the same time agrees to repurchase the securities at a particular time and price.

Direct U.S. Government Obligations — issued or have their principal and interest guaranteed and backed by the full faith and credit of the United States.

Maturity — the time at which the principal amount of a bond is scheduled to be returned to investors.

CMA GOVERNMENT FUND AT A GLANCE

What are the Government Fund’s investment objectives?

The Government Fund’s investment objectives are to seek preservation of capital, current income and liquidity.

What are the Government Fund’s main investment strategies?

On February 10, 2003, the Government Fund converted from a stand-alone mutual fund into a “feeder” fund that invests all of its assets in its corresponding “master” fund, Master Government Trust (the “Government Trust”), which has the same investment objectives as the Government Fund. All investments will be made at the Government Trust level. This structure is sometimes called a “master/feeder” structure. The Government Fund’s investment results will correspond directly to the investment results of the Government Trust. This structural change in no way affects the investment objectives or investment policies of the Government Fund, the services provided to the Government Fund, or the aggregate amount of expenses incurred by shareholders of the Government Fund. For ease of reference, unless the context otherwise requires, references in this Prospectus to the “Government Fund” will include the Government Trust.

The Government Fund tries to achieve its objectives by investing exclusively in a diversified portfolio made up only of short term U.S. Government securities, including variable rate securities, and repurchase agreements with banks and securities dealers that involve direct U.S. Government obligations.

Fund management decides which of these securities to buy and sell based on its assessment of the relative values of various short term U.S. Government securities and repurchase agreements, as well as future interest rates. The Fund’s dollar-weighted average maturity will not exceed 90 days.

What are the main risks of investing in the Government Fund?

The Government Fund cannot guarantee that it will achieve its objectives.

Below is a summary of the main risks of investing in the Government Fund.

Investing in the Government Fund includes the following main risks:

•	Credit Risk — the risk that the issuer of a security owned by the Government Fund will be unable to pay the interest or principal when due.

CMA GOVERNMENT FUND	9

•	Selection Risk — the risk that the securities Government Fund management selects will underperform other funds with similar investment objectives and strategies.

•	Interest Rate Risk — the risk that prices of money market securities owned by the Government Fund generally increase when interest rates go down and decrease when interest rates go up.

•	Share Reduction Risk — the risk that the Government Fund may reduce the number of shares held by its shareholders to maintain a constant net asset value of $1.00 per share.

•	Borrowing Risk — the risk that the cost of borrowing for temporary emergency purposes may reduce the Government Fund’s return.

•	Income Risk — the risk that the Government Fund’s yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Investing in the Government Fund also includes the risks associated with the following investments:

•	When Issued Securities, Delayed Delivery Securities, Forward Commitments — the Government Fund buys or sells these securities at an established price with payment and delivery taking place in the future. There is a risk that the security the Fund buys will lose value prior to its delivery, the security will not be issued or the other party will not meet its obligation.

•	Repurchase Agreements and Purchase Contracts and Sale Contracts — the Government Fund buys a security from another party, which agrees to buy it back at an agreed time and price. If the seller fails to repurchase the security and the market value declines, the Fund may lose money.

An investment in the Government Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may lose money if short term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who should invest?

Shares of the Government Fund are offered to participants in the Cash

10	CMA GOVERNMENT FUND

Management Account (“CMA”) financial service (“CMA service”), investors in certain other Merrill Lynch cash management account programs and investors maintaining accounts directly with the Transfer Agent.

Investors should consider their own investment goals, time horizon and risk tolerance before investing in the Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program.

The Government Fund may be an appropriate investment for you if you:

•	Are investing with short term goals in mind, such as for cash reserves, and want to focus on U.S. Government securities

•	Are looking for preservation of capital

•	Are looking for current income and liquidity

RISK/RETURN BAR CHART FOR CMA GOVERNMENT FUND

The bar chart and table shown below provide an indication of the risks of investing in the Government Fund. The bar chart shows changes in the Fund’s performance for each of the past ten calendar years, which was prior to its change to a “master/feeder” structure. The table shows the average annual total returns of the Fund for one, five and ten years. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future as a “feeder” fund.

During the ten year period shown in the bar chart, the highest return for a quarter was 1.48% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.29% (quarter ended December 31, 2002). The Fund’s year-to-date return as of December 31, 2002 was 1.40%.

Average Annual Total Returns (for the periods ended December 31, 2002)	One Year	Five Years	Ten Years

CMA Government Fund	1.40%	4.01%	4.20%

CMA GOVERNMENT FUND	11

FEES AND EXPENSES FOR CMA GOVERNMENT FUND

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that Government Fund investors may bear:

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Government Fund and the Government Trust.

Management Fee — a fee paid to the Manager for managing the Government Trust.

Administrative Fee — a fee paid to the Administrator for providing administrative services to the Government Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial advisers and others for distribution and shareholder servicing.

This table shows the different fees and expenses that you may pay if you buy and hold shares of the Government Fund. The combined management and administrative fee rates under the “master/feeder” structure equal the management fee rate paid by the Government Fund as a stand-alone mutual fund. Under the “master/feeder” structure, fees and expenses are divided between the Government Trust, which pays a management fee, and the Government Fund, which pays an administrative fee. Future expenses may be greater or less than those indicated below.

Shareholder Fees (fees paid directly by the shareholder):

Maximum Account Fee(a)	$100

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):(b)

Management Fee(c)	0.20%

Distribution (12b-1) Fees(d)	0.13%

Other Expenses (including transfer agency and administrative fees)(e)(f)	0.31%

Total Annual Fund Operating Expenses	0.64%

(a)	Merrill Lynch charges this fee to CMA service subscribers. The annual fee for trust accounts is $125. Other programs may charge different or higher fees.
(b)	Fees and expenses shown in the table and the example that follows include both the expenses of the Government Fund and the Government Fund’s share of expenses of the Government Trust.
(c)	Paid by the Government Trust. This fee was paid by the Government Fund prior to the change to the “master/feeder” structure. See “Management of the Funds — Fund Asset Management” in this Prospectus and “Management of the Funds — Management and Advisory Arrangements — Management Fee” in the Statement of Additional Information.
(d)	The Government Fund is authorized to pay Merrill Lynch distribution fees of 0.125% each year under a distribution plan that the Government Fund has adopted under rule 12b-1. For the fiscal year ended March 31, 2002, the Government Fund paid $2,451,974 in fees to Merrill Lynch pursuant to the distribution plan.
(e)	Based on estimated amounts for the current fiscal year. Financial Data Services, Inc., an affiliate of the Manager, provides transfer agency services to the Government Fund. The Government Fund pays a fee for these services. The Manager or its affiliates also provide certain accounting services to the Government Fund and the Government Trust. The Government Fund and the Government Trust will reimburse the Manager or its affiliates for such services. Other expenses also include administrative fees, which are payable to the Administrator by the Government Fund at the annual rate of 0.25% of the Government Fund’s average daily net assets.
(f)	Includes administrative fees, which are payable to Fund Asset Management by the Government Fund, at the annual rate of 0.25% of the Fund’s average daily net assets.

12	CMA GOVERNMENT FUND

Example:

This example is intended to help you compare the cost of investing in the Government Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Government Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This assumption is not meant to indicate that you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES IF YOU DID REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years

CMA Government Securities Fund	$65	$205	$357	$798

This example does not take into account the fees charged by Merrill Lynch to CMA service subscribers or other Merrill Lynch cash management account program subscribers. See the relevant CMA service disclosure and account agreement for details. Shareholders of the Fund whose accounts are maintained directly with the Fund’s transfer agent and who are not subscribers to the CMA service or other Merrill Lynch cash management account programs will not be charged a program fee but will not receive any of the additional services available to subscribers.

CMA GOVERNMENT FUNDS	13

CMA TREASURY FUND AT A GLANCE

Liquidity — the ease with which a security can be traded. Securities that are less liquid have fewer potential buyers and, as a consequence, greater volatility.

Short Term U.S. Treasury Securities — securities with maturities of not more than 762 days (25 months) that are issued directly by the U.S. Treasury rather than by any U.S. Government agency or instrumentality and are supported by the full faith and credit of the United States.

Direct Obligations of the U.S. Treasury — securities issued directly by the U.S. Treasury rather than by any government agency or instrumentality.

Maturity — the time at which the principal amount of a bond is scheduled to be returned to investors.

What are the Treasury Fund’s investment objectives?

The Treasury Fund’s investment objectives are to seek preservation of capital, liquidity and current income.

What are the Treasury Fund’s main investment strategies?

On February 10, 2003, the Treasury Fund converted from a stand-alone mutual fund into a “feeder” fund that invests all of its assets in its corresponding “master” fund, Master Treasury Trust (the “Treasury Trust”), which has the same investment objectives as the Treasury Fund. All investments will be made at the Treasury Trust level. This structure is sometimes called a “master/feeder” structure. The Treasury Fund’s investment results will correspond directly to the investment results of the Treasury Trust. This structural change in no way affects the investment objectives or investment policies of the Treasury Fund, the services provided to the Treasury Fund, or the aggregate amount of expenses incurred by shareholders of the Treasury Fund. For ease of reference, unless the context otherwise requires, references in this Prospectus to the “Treasury Fund” will include the Treasury Trust.

The Treasury Fund tries to achieve its objectives by investing exclusively in a diversified portfolio made up only of short term U.S. Treasury securities that are direct obligations of the U.S. Treasury.

Fund management decides on which U.S. Treasury securities to buy and sell based on its assessment of their relative values and future interest rates. The Fund’s dollar-weighted average maturity will not exceed 90 days.

What are the main risks of investing in the Treasury Fund?

The Treasury Fund cannot guarantee that it will achieve its objectives.

Below is a summary of the main risks of investing in the Treasury Fund.

Investing in the Treasury Fund includes the following main risks:

•	Credit Risk — the risk that the issuer of a security owned by the Treasury Fund will be unable to pay the interest or principal when due.

•	Selection Risk — the risk that the securities Treasury Fund management selects will underperform other funds with similar investment objectives and strategies.

14	CMA TREASURY FUND

•	Interest Rate Risk — the risk that prices of money market securities owned by the Treasury Fund generally increase when interest rates go down and decrease when interest rates go up.

•	Share Reduction Risk — the risk that the Treasury Fund may reduce the number of shares held by its shareholders to maintain a constant net asset value of $1.00 per share.

•	Borrowing Risk — the risk that the cost of borrowing for temporary emergency purposes may reduce the Treasury Fund’s return.

•	Income Risk — the risk that the Treasury Fund’s yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the Treasury Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may lose money if short term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who should invest?

Shares of the Treasury Fund are offered to participants in the Cash Management Account (“CMA”) financial service (“CMA service”), investors in certain other Merrill Lynch cash management account programs and investors maintaining accounts directly with the Fund’s Transfer Agent.

Investors should consider their own investment goals, time horizon and risk tolerance before investing in the Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. The Treasury Fund may be an appropriate investment for you if you:

•	Are investing with short term goals in mind, such as for cash reserves, and want to focus on U.S. Treasury securities

•	Are looking for preservation of capital

•	Are looking for current income and liquidity

CMA TREASURY FUND	15

RISK/RETURN BAR CHART FOR CMA TREASURY FUND

The bar chart and table shown below provide an indication of the risks of investing in the Treasury Fund. The bar chart shows changes in the Fund’s performance for each of the past ten calendar years, which was prior to its change to a “master/feeder” structure. The table shows the average annual total returns of the Fund for one, five and ten years. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future as a “feeder” fund.

During the period shown in the bar chart, the highest return for a quarter was 1.40% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.26% (quarter ended December 31, 2002). The Fund’s year-to-date return as of December 31, 2002 was 1.29%.

Average Annual Total Returns (for the periods ended December 31, 2002)	One Year	Five Years	Ten Years

CMA Treasury Fund	1.29%	3.81%	4.00%

16	CMA TREASURY FUND

FEES AND EXPENSES FOR CMA TREASURY FUND

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that Treasury Fund investors may bear :

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Treasury Fund and the Treasury Trust.

Management Fee — a fee paid to the Manager for managing the Treasury Trust.

Administrative Fee — a fee paid to the Administrator for providing administrative services to the Treasury Fund.

Distribution Fees — fees used to support the Treasury Fund’s marketing and distribution efforts, such as compensating financial advisers and others for distribution and shareholder servicing.

This table shows the different fees and expenses that you may pay if you buy and hold shares of the Treasury Fund. The combined management and administrative fee rates under the “master /feeder” structure equal the management fee rate paid by the Treasury Fund as a stand-alone mutual fund. Under the “master/feeder” structure, fees and expenses are divided between the Treasury Trust, which pays a management fee, and the Treasury Fund, which pays an administrative fee. Future expenses may be greater or less than those indicated below.

Shareholder Fees (fees paid directly by the shareholder):

Maximum Account Fee(a)	$100

Annual Fund Operating Expenses (expenses that are deducted from Fund assets): (b)

Management Fee(c)	0.19%

Distribution (12b-1) Fees(d)	0.13%

Other Expenses (including transfer agency and administrative fees)(e)(f)	0.30%

Total Annual Fund Operating Expenses	0.62%

(a)	Merrill Lynch charges this fee to CMA service subscribers. The annual fee for trust accounts is $125. Other programs may charge different or higher fees.
(b)	Fees and expenses shown in the table and the example that follows include both the expenses of the Treasury Fund and the Treasury Fund’s share of expenses of the Treasury Trust.
(c)	Paid by the Treasury Trust. This fee was paid by the Treasury Fund prior to the change to the “master/feeder” structure. See “Management of the Funds — Fund Asset Management” in this Prospectus and “Management of the Funds — Management and Advisory Arrangements — Management Fee” in the Statement of Additional Information.
(d)	The Treasury Fund is authorized to pay Merrill Lynch distribution fees of 0.125% each year under a distribution plan that the Treasury Fund has adopted pursuant to rule 12b-1. For the fiscal year ended March 31, 2002, the Treasury Fund paid $1,807,600 in fees to Merrill Lynch pursuant to the distribution plan.
(e)	Based on estimated amounts for the current fiscal year, Financial Data Services, Inc., an affiliate of the Manager, provides transfer agency services to the Treasury Fund. The Treasury Fund pays a fee for these services. The Manager or its affiliates also provide certain accounting services to the Treasury Fund and the Treasury Trust. The Treasury Fund and the Treasury Trust will reimburse the Manager or its affiliates for such services. Other expenses also include administrative fees, which are payable to the Administrator by the Treasury Fund, at the annual rate of 0.25% of the Treasury Fund’s average daily net assets.
(f)	Includes administrative fees, which are payable to Fund Asset Management by the Treasury Fund, at the annual rate of 0.25% of the Fund’s average daily net assets.

CMA TREASURY FUND	17

Example:

This example is intended to help you compare the cost of investing in the Treasury Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Treasury Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This assumption is not meant to indicate that you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES IF YOU DID REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years

CMA Treasury Fund	$63	$199	$346	$774

This example does not take into account the fees charged by Merrill Lynch to CMA service subscribers or other Merrill Lynch cash management account program subscribers. See the relevant CMA service disclosure and account agreement for details. Shareholders of the Fund whose accounts are maintained directly with the Transfer Agent and who are not subscribers to the CMA service or other Merrill Lynch cash management account programs will not be charged a program fee but will not receive any of the additional services available to subscribers.

YIELD INFORMATION

Yield — the amount of income generated by an investment in the Fund.

The yield on a Fund’s shares normally will fluctuate on a daily basis. Therefore, yields for any given past periods are not an indication or representation of future yields. Each Fund’s yield is affected by changes in interest rates, average portfolio maturity and operating expenses. Current yield information may not provide the basis for a comparison with bank deposits or other investments, which pay a fixed yield over a stated period of time. To obtain the current 7-day yield of a Fund, call 1-800-221-7210.

18	CMA TREASURY FUND AND CMA FUNDS

Details About Each Fund

ABOUT THE CMA MONEY FUND PORTFOLIO MANAGER

Richard Mejzak is the portfolio manager of the Fund. Mr. Mejzak has been a Vice President of Merrill Lynch Investment Managers (‘‘MLIM’’) since 1995, and has been employed by MLIM since 1990.

ABOUT THE MANAGER AND ADMINISTRATOR

Fund Asset Management serves as the Manager and Administrator.

HOW EACH FUND INVESTS

CMA Money Fund

The Money Fund seeks current income, preservation of capital and liquidity. The Fund tries to achieve its objective by investing in a diversified portfolio of short term securities.

These instruments are dollar-denominated short term securities that mature or reset to a new interest rate within 13 months (25 months if the U.S. Government has issued or guaranteed the debt). The Fund’s dollar-weighted average maturity will not exceed 90 days.

Other than U.S. Government and certain U.S. Government agency securities, the Fund only invests in short term securities having one of the two highest short term ratings from a nationally recognized rating agency or unrated instruments which, in the opinion of Fund management, are of similar credit quality. Certain short term securities are entitled to the benefit of guarantees, letters of credit or similar arrangements provided by a financial institution. When this is the case, Fund management may consider the obligation of the financial institution and its creditworthiness in determining whether the security is an appropriate investment for the Fund.

Fund management will vary the types of short term securities in the Money Fund’s portfolio, as well as the Fund’s average maturity. Fund management decides which securities to buy and sell based on its assessment of the relative value of different securities and future interest rates. Fund management seeks to improve the Fund’s yield by taking advantage of differences in yield that regularly occur among similar kinds of securities.

Among the short term securities the Fund may buy are:

U.S. Government Securities — Debt securities that are issued by or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the United States.

U.S. Government Agency Securities — Debt securities issued or guaranteed as to principal and interest by U.S. Government agencies, U.S. Government-sponsored enterprises and U.S. Government instrumentalities that are not direct obligations of the U.S. Government.

Bank Money Instruments — Obligations of commercial banks or other depository institutions, such as certificates of deposit, bankers’ acceptances, bank notes and time deposits. The Fund may invest only in obligations of savings banks and savings and loan associations organized and operating in

CMA MONEY FUND	19

U.S. Government Agencies —entities that are part of or sponsored by the Federal government, such as the Government National Mortgage Association, the Tennessee Valley Authority or the Federal Housing Administration.

U.S. Government Sponsored Enterprises — private corporations sponsored by the Federal government that have the legal status of government agencies, such as the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association or the Federal National Mortgage Association.

U.S. Government

Instrumentalities — supranational entities sponsored by the U.S. and other governments, such as the World Bank or the Inter-American Development Bank.

Eurodollar — obligations issued by foreign branches or subsidiaries of U.S. banks.

Yankeedollar — obligations issued by U.S. branches or subsidiaries of foreign banks.

Asset-Backed Securities — debt securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities.

Index — a measure of value or rates.

the United States. The obligations of commercial banks may be Eurodollar obligations or Yankeedollar obligations. The Money Fund may invest in Eurodollar obligations only if they, by their terms, are general obligations of the U.S. parent bank.

The Money Fund also may invest up to 25% of its total assets in bank money instruments issued by foreign depository institutions and their foreign branches and subsidiaries.

Commercial Paper — Obligations, usually of nine months or less, issued by corporations, securities firms and other businesses for short term funding.

Short Term Obligations — Corporate or foreign government debt and asset-backed securities with a period of 397 days or less remaining to maturity.

Floating Rate Obligations — Obligations of government agencies, corporations, depository institutions or other issuers that periodically reset their interest rate to reflect a current market rate, such as the federal funds rate or a bank’s prime rate, or the level of an interest rate index, such as LIBOR (a well-known short term interest rate index).

Insurance Company Obligations — Short term funding agreements and guaranteed insurance contracts with fixed or floating interest rates.

Master Notes — Variable principal amount demand instruments issued by securities firms and other corporate issuers.

Other Eligible Investments — Other money market instruments permitted by SEC rules governing money market funds.

Repurchase Agreements; Purchase Contracts and Sale Contracts — The Money Fund may enter into certain types of repurchase agreements or purchase contracts and sale contracts. In a repurchase agreement the Money Fund buys a security from another party, which agrees to buy it back at an agreed upon time and price. The Money Fund may invest in repurchase agreements involving the money market securities described above. Purchase contracts and sale contracts are similar to a repurchase agreement, but purchase contracts and sale contracts provide that the purchaser receives any interest on the security paid during the period. If the seller fails to repurchase the security in either situation and the market value declines, the Fund may lose money.

Reverse Repurchase Agreements — In a reverse repurchase agreement, the Money Fund sells a security to another party and agrees to buy it back at a

20	CMA MONEY FUND

ABOUT THE CMA GOVERNMENT FUND PORTFOLIO MANAGER

John Ng is the portfolio manager and Vice President of the Fund.

Mr. Ng has been a Vice President of MLIM since 1998 and has been employed by MLIM since 1976.

specific time and price. The Fund may engage in reverse repurchase agreements involving the securities described above.

When Issued Securities, Delayed Delivery Securities and Forward Commitments — The Money Fund may buy or sell money market securities on a when issued, delayed delivery or forward commitment basis. In these transactions, the Fund buys or sells the securities at an established price with payment and delivery taking place in the future. The value of the security on the delivery date may be more or less than its purchase or sale price.

CMA Government Fund

The Government Fund seeks preservation of capital, current income and liquidity. The Fund tries to achieve its objectives by investing in a diversified portfolio of short term marketable securities that are direct U.S. Government obligations. The Fund also enters into repurchase agreements with banks and securities dealers that involve direct obligations of the U.S. Government.

In seeking to achieve the Fund’s objectives, Fund management varies the kinds of short term U.S. Government securities held in the Fund’s portfolio as well as its average maturity. Fund management decides on which securities to buy and sell, as well as whether to enter into repurchase agreements, based on its assessment of their relative values and future interest rates.

The Fund may only invest in short term U.S. Government securities that are issued or guaranteed by U.S. Government entities and are backed by the full faith and credit of the United States, such as:

•	U.S. Treasury obligations

•	U.S. Government agency securities

•	Variable rate U.S. Government agency obligations, which have interest rates that reset periodically prior to maturity based on a specific index or interest rate

•	Deposit receipts, which represent interests in component parts of U.S. Treasury bonds or other U.S. Government or U.S. Government agency securities

The Government Fund may invest in short term U.S. Government securities with maturities of up to 762 days (25 months). The Fund’s dollar-weighted average maturity will not exceed 90 days.

CMA GOVERNMENT FUND	21

ABOUT THE CMA TREASURY FUND PORTFOLIO MANAGER

Cindy Macaulay is the portfolio manager of the Fund. Ms. Macaulay has been Vice President of MLIM since 1996 and has been employed by MLIM since 1989.

The Fund may also enter into repurchase agreements involving U.S. Government securities described above. The Fund may also invest in the U.S. Government securities described above pursuant to purchase and sale contracts.

The Fund may buy and sell U.S. Government securities on a when issued, delayed delivery or forward commitment basis. In these transactions, the Fund buys or sells a security at an established price with payment and delivery taking place in the future. The value of the security on the delivery date may be more or less than its purchase or sale price.

CMA Treasury Fund

The Treasury Fund seeks preservation of capital, liquidity and current income. The Fund tries to achieve its objectives by investing exclusively in a diversified portfolio of short term marketable securities that are direct obligations of the U.S. Treasury.

The Fund may invest in short term U.S. Treasury securities with maturities of up to 762 days (25 months). The Fund’s dollar-weighted average maturity will not exceed 90 days.

In seeking to achieve the Fund’s objectives, Fund management varies the kinds of short term U.S. Treasury securities held in the Fund’s portfolio and its average maturity. Fund management decides on which U.S. Treasury securities to buy and sell based on its assessment of their relative values and future interest rates.

The Treasury Fund may buy or sell U.S. Treasury securities on a when issued, delayed delivery or a forward commitment basis. In these transactions, the Fund buys or sells a security at an established price with payment and delivery taking place in the future. The value of the security on the delivery date may be more or less than the purchase or sale price.

INVESTMENT RISKS

This section contains a summary discussion of the general risks of investing in the Funds. As with any mutual fund, there can be no guarantee that each Fund will meet its objectives or that each Fund’s performance will be positive for any period of time.

22	CMA GOVERNMENT FUND AND CMA TREASURY FUND

Set forth below are the main risks of investing in the Funds.

Credit Risk — Credit risk is the risk that the issuer of a security owned by a Fund will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Funds invest only in money market securities of highly rated issuers, those issuers may still default on their obligations.

Selection Risk — Selection risk is the risk that the securities that Fund management selects will underperform other funds with similar investment objectives and investment strategies.

Interest Rate Risk — Interest rate risk is the risk that prices of money market securities owned by a Fund generally increase when interest rates go down and decrease when interest rates go up. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities.

Share Reduction Risk — In order to maintain a constant net asset value of $1.00 per share, a Fund may reduce the number of shares held by its shareholders.

Borrowing Risk — A Fund may borrow for temporary emergency purposes including to meet redemptions. Borrowing may exaggerate changes in the net asset value of a Fund’s shares and in the yield on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The cost of borrowing money may reduce a Fund’s return.

Income Risk — A Fund’s yield will vary as the short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

When Issued Securities, Delayed Delivery Securities and Forward Commitments — When issued and delayed delivery securities and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery. There is also the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it has set aside to pay for the security and any gain in the security’s price.

Repurchase Agreements; Purchase and Sale Contracts — CMA Money Fund and CMA Government Fund may enter into certain types of repurchase agreements or purchase contracts and sale contracts. Under a repurchase agreement, the seller agrees to repurchase a security (typically a security issued or guaranteed

CMA FUNDS	23

by the U.S. Government) at a mutually agreed upon time and price. This insulates a Fund from changes in the market value of the security during the period, except for currency fluctuations. A purchase contract and sale contract is similar to a repurchase agreement, but purchase contracts and sale contracts provide that the purchaser receives any interest on the security paid during the period. If the seller fails to repurchase the security in either situation and the market value declines, a Fund may lose money.

Additional Risks of CMA Money Fund

Securities Lending Risk — The Money Fund may lend securities with a value up to 33 1/3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund also could lose money if it does not recover the securities and/or the value of the collateral falls including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Fund.

Reverse Repurchase Agreement — The Money Fund may enter into reverse repurchase agreements with financial institutions. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover its securities and the value of the collateral held by the Fund is less than the value of the securities. These events could trigger adverse tax consequences to the Fund.

Foreign Market Risk — The Money Fund may invest in U.S. dollar denominated money market instruments and other short term debt obligations issued by foreign banks and similar institutions. Although the Fund will invest in these securities only if Fund management determines they are of comparable quality to the Fund’s U.S. investments, investing in securities of foreign issuers involves some additional risks also that can increase the chances that the Fund will lose money. These risks include the possibly higher costs of foreign investing, and the possibility of adverse political, economic or other developments. The Fund is subject to the risk that because there are generally fewer investors on foreign exchanges and a smaller number of securities traded each day, it may make it difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

24	CMA FUNDS AND CMA MONEY FUND

STATEMENT OF ADDITIONAL INFORMATION

If you would like further information about the Funds, including how each Fund invests, please see the Statement of Additional Information.

MERRILL LYNCH CMA FINANCIAL SERVICE

The CMA service includes a CMA account that is a conventional Merrill Lynch cash securities or margin securities account that is linked to money market deposit accounts maintained with banks, certain money market funds and a Visa® card/check account (“Visa® Account”). Subscribers to the CMA service are charged an annual program participation fee, presently $100 ($125 for trusts). Automatic deposit or investment of free cash balances in CMA accounts into certain bank accounts or money market funds is a feature of the CMA service commonly known as a “sweep.” Free cash balances held in CMA accounts may be “swept” into one or more bank deposit accounts at affiliated banks of Merrill Lynch or into shares of other money market funds not offered by this prospectus. In limited circumstances, free cash balances in certain CMA accounts may be “swept” into CMA Money Fund. Generally, however, free cash balances in CMA accounts may not be “swept” into CMA Money Fund, CMA Government Fund or CMA Treasury Fund (collectively referred to in this prospectus as the “Funds”).

The CMA service is offered by Merrill Lynch (not the Funds). This prospectus provides information concerning the Funds, but is not intended to provide detailed information concerning the CMA service. If you want more information about the CMA service, please review the CMA service disclosures and account agreement.

Shares of the Funds also are offered to participants in certain other Merrill Lynch cash management account programs that may have different sweep features and annual participation fees. For more information about other Merrill Lynch cash management account programs, consult the relevant program description brochure provided to participants in those programs.

CMA FUNDS	25

The Funds are three money market funds (collectively, with CMA Tax-Exempt Fund and the ten series of CMA Multi-State Municipal Series Trust, the “CMA Funds”), shares of which are offered to participants in the CMA service as well as certain other Merrill Lynch cash management account programs. Each CMA Fund is a no-load money market fund that seeks current income, preservation of capital and liquidity available from investing in short term securities.

Each Fund has its own investment objectives, investment strategies and risks. We cannot guarantee that any Fund will achieve its objectives.

26	CMA FUNDS

Your Account

HOW TO BUY, SELL AND TRANSFER SHARES

The chart on the following pages summarizes how to buy, sell and transfer shares of each Fund through Merrill Lynch. You may also buy and sell shares through the Transfer Agent. To learn more about buying, selling and transferring shares through the Transfer Agent, call 1-800-221-7210. Because the selection of a mutual fund involves many considerations, your Merrill Lynch Financial Advisor may help you with this decision.

Because of the high costs of maintaining smaller shareholder accounts, each Fund may redeem the shares in your account if the net asset value of your account falls below $1,000 due to redemptions you have made. You will be notified that the value of your account is less than $1,000 before a Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least $1,000 before such Fund takes any action. This involuntary redemption does not apply to Uniform Gifts or Transfers to Minors Acts accounts.

CMA FUNDS	27

If You Want To	Your Choices	Information Important for You to Know

Buy Shares	Determine the amount of your investment

If you are a CMA service subscriber, there is no minimum initial investment for Fund shares. The minimum for the CMA service is $20,000 in cash and/or securities. Other programs may have different minimum asset requirements.

If you are not a CMA service or other Merrill Lynch program subscriber, the minimum initial investment for a Fund is $5,000.

Have cash balances from your CMA account automatically invested in shares of the Fund designated as your primary money account

If you are a CMA service subscriber and you choose to have your cash balances automatically invested in a Fund, they will be invested as follows:

• Except as described below, cash balances of less than $1,000 in a CMA account are automatically invested in shares of a Fund at the next determined net asset value not later than the first business day of each week on which both the New York Stock Exchange and New York banks are open, which will usually be a Monday.

• Cash balances in a CMA account from (i) a sale of securities that does not settle on the day the sale is made, (ii) a sale of securities that settles on a same day basis, (iii) a repayment of principal on debt securities held in the CMA account, or (iv) a sale of shares of Merrill Lynch Ready Assets Trust or Merrill Lynch U.S.A. Government Reserves will be invested in shares of a Fund at the next determined net asset value on the business day following the day on which proceeds of the transaction are received by the CMA account, subject to certain timing considerations described below.

• A cash deposit of $1,000 or more to the CMA account, other than a manual investment placed through your Merrill Lynch Financial Advisor, or a cash balance of $1,000 or more from a payment of dividends or interest on securities held in your CMA account will be invested in shares of a Fund at the next determined net asset value on the next business day if the deposit is made or the payment is received prior to the cashiering deadline in the brokerage office in which the deposit is made. Check with your Merrill Lynch Financial Advisor regarding the cashiering deadline in his or her branch. If the deposit is made or payment is received after the applicable cashiering deadline, the cash balance will be invested in shares of the Fund at the net asset value next determined on the second business day following the date of the deposit or payment.

28	CMA FUNDS

If You Want To	Your Choices	Information Important for You to Know

Have your Merrill Lynch Financial Advisor submit your purchase order

If you are a CMA service or other Merrill Lynch cash management account program subscriber, you may make manual investments of $1,000 or more in any CMA Fund not designated as your primary money account.

Generally, manual purchases placed through Merrill Lynch will be effective on the day following the day the order is placed with the Fund, subject to certain timing considerations. Manual purchases of $500,000 or more can be made effective on the same day the order is placed with the Fund provided certain requirements are met.

Each Fund may reject any order to buy shares and may suspend the sale of shares at any time for any reason. Merrill Lynch reserves the right to terminate a subscriber’s participation in the CMA service or any other Merrill Lynch cash management account program at any time for any reason.

When purchasing shares as a CMA service subscriber, you will be subject to the applicable annual program participation fee. To receive all the services available as a program subscriber, you must complete the account opening process, including completing or supplying requested documentation. Participants in certain Merrill Lynch cash management account programs may be subject to different annual participation fees from CMA service participants.

Or contact the Transfer Agent

If you maintain an account directly with the Transfer Agent and are not a CMA service subscriber, you may call the Transfer Agent at 1-800-221-7210 and request a purchase application. Mail the completed purchase application to the Transfer Agent at the address on the inside back cover of this prospectus.

Add to Your Investment	Purchase additional shares	The minimum investment for additional purchases (other than automatic purchases) is $1,000 for all accounts.

	Acquire additional shares through the automatic dividend reinvestment plan	All dividends are automatically reinvested in the form of additional shares at net asset value.

Transfer Shares to Another Securities Dealer	Transfer to a participating securities dealer

You may transfer your Fund shares only to another securities dealer that has entered into an agreement with Merrill Lynch. Certain shareholder services may not be available for the transferred shares. You may only purchase additional shares of funds previously owned before the transfer. All future trading of these assets must be coordinated by the receiving firm.

Transfer to a non-participating securities dealer

If you no longer maintain a Merrill Lynch account, you must either transfer your shares to an account with the Transfer Agent or they will be automatically redeemed. Shareholders maintaining accounts directly with the Transfer Agent are not entitled to the services available to CMA service subscribers.

CMA FUNDS	29

If You Want To	Your Choices	Information Important for You to Know

Sell Your Shares	Automatic Redemption

Each Fund has instituted an automatic redemption procedure for CMA service subscribers who previously elected to have cash balances in their accounts automatically invested in shares of a designated Fund. For these subscribers, unless directed otherwise, Merrill Lynch will redeem a sufficient number of shares of the Fund to satisfy debit balances in the account (i) created by activity therein or (ii) created by Visa® card purchases, cash advances or checks. Each account will be scanned automatically for debits each business day prior to 12 noon, Eastern time. After application of any cash balances in the account to these debits, shares of the Fund designated as the primary money account and, to the extent necessary, shares of other CMA Funds or money accounts will be redeemed at net asset value at the 12 noon, Eastern time pricing to satisfy remaining debits.

Have your Merrill Lynch Financial Advisor submit your sales order

If you are a CMA service subscriber, you may redeem your shares directly by submitting a written notice of redemption to Merrill Lynch, which will submit the request to the Transfer Agent. Cash proceeds from the redemption generally will be mailed to you at your address of record, or upon request, mailed or wired (if $10,000 or more) to your bank account. Redemption requests should not be sent to the Fund or its Transfer Agent. If inadvertently sent to the Fund or the Transfer Agent, redemption requests will be forwarded to Merrill Lynch. All shareholders on the account must sign the letter and signatures must be guaranteed (e.g., by a bank or a broker).

Redemption of Fund shares will be confirmed to program subscribers (rounded to the nearest share) in their monthly transaction statements.

Sell through the Transfer Agent

You may sell shares held at the Transfer Agent by writing to the Transfer Agent at the address on the inside back cover of this prospectus. All shareholders on the account must sign the letter. A signature guarantee generally will be required but may be waived in certain limited circumstances. You can obtain a signature guarantee from a bank, securities dealer, securities broker, credit union, savings and loan association, national securities exchange and registered securities association. A notary public seal will not be acceptable. Redemption requests should not be sent to the Fund or Merrill Lynch. The Transfer Agent will mail redemption proceeds to you at your address of record. If you make a redemption request before the Fund has collected payment for the purchase of shares, the Fund or the Transfer Agent may delay mailing your proceeds. This delay will usually not exceed ten days.

Check with the Transfer Agent or your Merrill Lynch Financial Advisor for details.

30	CMA FUNDS

Net Asset Value — the market value of the Fund’s total assets after deducting liabilities, divided by the number of shares outstanding.

Dividends — ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

HOW SHARES ARE PRICED

When you buy shares, you pay the net asset value (normally $1.00 per share) without a sales charge. The “penny-rounding” method is used in calculating net asset value, meaning that the calculation is rounded to the nearest whole cent. This is the offering price. Shares are also redeemed at their net asset value. Each Fund calculates its net asset value at 12 noon, Eastern time on each business day that either the New York Stock Exchange or New York banks are open, immediately after the daily declaration of dividends. The net asset value used in determining your price is the one calculated after your purchase or redemption order becomes effective. Share purchase orders are effective on the date Federal Funds become available to the applicable Fund.

DIVIDENDS AND TAXES

Dividends are declared and reinvested daily in the form of additional shares at net asset value. You will begin accruing dividends on the day following the date your purchase becomes effective. In most cases, shareholders will receive statements monthly as to such reinvestments. Shareholders redeeming their holdings will receive all dividends declared and reinvested through the date of redemption. The Funds intend to make distributions, most of which will be taxed as ordinary income, although each Fund may distribute capital gains as well.

You will pay tax on dividends from a Fund whether you receive them in cash or additional shares. If you redeem shares of a Fund or exchange them for shares of another fund, you generally will be treated as having sold your shares, and any gain on the transaction may be subject to tax. Capital gain dividends are generally taxed at different rates from ordinary income dividends.

If the value of assets held by a Fund declines, the Trustees may authorize a reduction in the number of outstanding shares in shareholders’ accounts so as to preserve a net asset value of $1.00 per share. After such a reduction, the basis of your eliminated shares would be added to the basis of your remaining Fund shares, and you could recognize a capital loss if you disposed of your shares at that time. Dividends from the Funds, including dividends reinvested in additional shares of an affected Fund, will nonetheless be fully taxable, even if the number of shares in your account has been reduced as described above.

CMA FUNDS	31

If you are neither a lawful permanent resident nor a citizen of the United States, or if you are a foreign entity, a Fund’s ordinary income dividends (which include distributions of the excess of net short-term capital gains over net long term capital losses) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

By law, your dividends and redemption proceeds will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number to the Fund in which you invest or the number is incorrect.

This section summarizes some of the consequences under current Federal tax law of an investment in each Fund. It does not address the potential state and/or local income tax consequences of your investment and is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in each Fund under all applicable tax laws.

ELECTRONIC DELIVERY

Each Fund is now offering electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access the website http://www.icsdelivery.com/live/ and follow the instructions. When you visit the site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.

32	CMA FUNDS

Management of the Funds

FUND ASSET MANAGEMENT

Fund Asset Management, the Manager for each Trust, manages each Trust’s investments and business operations under the overall supervision of each Trust’s Board of Trustees. The Manager has the responsibility for making all investment decisions for each Trust. Each Trust pays the Manager a management fee at the annual rate of 0.250% of that Trust’s average daily net assets not exceeding $500 million; 0.175% of its average daily net assets exceeding $500 million but not exceeding $1 billion; and 0.125% of its average daily net assets exceeding $1 billion. Each Fund pays the Administrator an administrative fee at the annual rate of 0.25% of the average daily net assets of the respective Fund.

Fund Asset Management was organized as an investment adviser in 1977 and offers investment advisory services to more than 50 registered investment companies. Fund Asset Management and its affiliates had approximately $462 billion in investment company and other portfolio assets under management as of December 2002.

MASTER/FEEDER STRUCTURE

Each of the Money Fund, the Government Fund, and the Treasury Fund is a “feeder” fund that invests all of its assets in the Money Trust, the Government Trust, or the Treasury Trust, respectively. Investors in a Fund will acquire an indirect interest in its corresponding Trust.

Each Trust may accept investments from other feeder funds, and all the feeder funds of a Trust bear that Trust’s expenses in proportion to their assets. This structure may enable each Fund to reduce costs through economies of scale. If a Trust has a larger investment portfolio, certain transaction costs may be reduced to the extent that contributions to and redemptions from that Trust from different feeder funds may offset each other and produce a lower net cash flow.

However, each feeder fund can set its own transaction minimums, fund specific expenses, and other conditions. This means that one feeder fund could offer access to a Trust on more attractive terms, or could experience better performance, than another feeder fund.

CMA FUNDS	33

Whenever a Trust holds a vote of its feeder funds, each Fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a Fund over the operations of a Trust.

A Fund may withdraw from a Trust at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to directly manage the Fund’s assets.

34	CMA FUNDS

FINANCIAL HIGHLIGHTS

The following Financial Highlights tables are intended to help you understand each Fund’s financial performance for the periods indicated. Certain information reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the respective Fund (assuming reinvestment of all dividends). The information with respect to the past five years ended March 31 has been audited by Deloitte & Touche LLP, whose reports, along with the Funds’ financial statements, is included in each Fund’s Annual Report. The financial information with respect to the six month period ended September 30, 2002 is unaudited and is included in each Fund’s Semi-Annual Report. Each Fund’s Annual Report and Semi-Annual Report are available upon request. These periods cover operations prior to each Fund’s change to a “master/feeder” structure.

CMA Money Fund
	Six Month Period Ended September 30,		For the Year Ended March 31,
	2002		2002	2001	2000	1999	1998

Increase (Decrease) in Net Asset Value:	(unaudited)

Per Share Operating Performance:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Investment income — net	.0075		.0307	.0586	.0491	.0483	.0512

Realized and unrealized gain (loss) on investments — net	.0004		(.0008)	.0019	(.0004)	.0002	.0004

Total from investment operations	.0079		.0299	.0605	.0487	.0485	.0516

Less dividends and distributions:
Investment income — net	(.0075)		(.0307)	(.0586)	(.0491)	(.0483)	(.0512)
Realized gain on investments — net	(.0001)		(.0005)	(.0001)	— †	(.0002)	(.0001)

Total dividends and distributions	(.0076)		(.0312)	(.0587)	(.0491)	(.0485)	(.0513)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return	1.50	%*	3.11%	6.02%	5.02%	4.98%	5.26%

Ratios to Average Net Assets:

Expenses, excluding interest expense	.56	%*	.55%	.56%	.55%	.56%	.56%

Expenses	.56	%*	.55%	.56%	.56%	.57%	.57%

Investment income and realized gain on investments — net	1.51	%*	3.14%	5.87%	4.92%	4.84%	5.13%

Supplemental Data:

Net assets, end of period (in thousands)	$25,553,228		$27,802,150	$31,505,456	$67,788,051	$60,341,146	$50,923,780

*	Annualized.
†	Amount is less than $.0001 per share.

CMA FUNDS	35

FINANCIAL HIGHLIGHTS (continued)

CMA Government Fund

	Six Month Period Ended September 30,		For the Year Ended March 31,
	2002		2002	2001	2000	1999	1998

Increase (Decrease) in Net Asset Value:	(unaudited)

Per Share Operating Performance:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Investment income — net	.0074		.0264	.0511	.0462	.0468	.0501

Realized and unrealized gain (loss) on investments — net	(.0002)		.0010	.0009	(.0006)	.0002	.0007

Total from investment operations	.0072		.0274	.0520	.0456	.0470	.0508

Less dividends and distributions:
Investment income — net	(.0074)		(.0264)	(.0511)	(.0462)	(.0468)	(.0501)
Realized gain on investments — net	—	†	(.0004)	— †	— †	(.0001)	(.0001)

Total dividends and distributions	(.0074)		(.0268)	(.0511)	(.0462)	(.0469)	(.0502)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return	1.47	%*	2.62%	5.67%	4.71%	4.81%	5.15%

Ratios to Average Net Assets:

Expenses	.60	%*	.60%	.58%	.56%	.57%	.57%

Investment income and realized gain on investments — net	1.47	%*	2.68%	5.56%	4.60%	4.68%	5.02%

Supplemental Data:

Net assets, end of period (in thousands)	$1,648,681		$1,803,646	$2,022,904	$3,288,573	$3,693,186	$3,540,040

*	Annualized.
†	Amount is less than $.0001 per share.

36	CMA FUNDS

FINANCIAL HIGHLIGHTS (continued)

CMA Treasury Fund

	Six Month Period Ended September 30,	For the Year Ended March 31,
	2002	2002	2001	2000	1999	1998

Increase (Decrease) in Net Asset Value:	(unaudited)

Per Share Operating Performance:

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Investment income — net	.0069	.0248	.0530	.0434	.0438	.0475

Realized and unrealized gain (loss) on investments — net	(.0002)	.0004	.0007	.0004	.0001	.0008

Total from investment operations	.0067	.0252	.0537	.0438	.0439	.0483

Less dividends and distributions:
Investment income — net	(.0069)	(.0248)	(.0530)	(.0434)	(.0438)	(.0475)
Realized gain on investments — net	(.0001)	(.0003)	(.0004)	(.0001)	(.0002)	(.0005)

Total dividends and distributions	(.0070)	(.0251)	(.0534)	(.0435)	(.0440)	(.0480)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return	1.38%*	2.48%	5.48%	4.44%	4.50%	4.92%

Ratios to Average Net Assets:

Expenses	.61%*	.61%	.61%	.57%	.58%	.60%

Investment income and realized gain on investments — net	1.38%*	2.43%	5.38%	4.38%	4.37%	4.82%

Supplemental Data:

Net assets, end of period (in thousands)	$1,430,793	$1,474,004	$1,532,543	$2,594,450	$2,455,126	$2,279,822

*	Annualized.

CMA FUNDS	37

CMA FUNDS

For More Information

Shareholder Reports

Additional information about each Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to shareholders. You may obtain these reports at no cost by calling 1-800-221-7210.

Each Fund will send you one copy of each shareholder report and certain other mailings, regardless of the number of Fund accounts you have. To receive separate shareholder reports for each account, call your Merrill Lynch Financial Advisor or write to the Transfer Agent at its mailing address. Include your name, address, tax identification number and Merrill Lynch brokerage or mutual fund account number. If you have any questions, please call your Merrill Lynch Financial Advisor or call the Transfer Agent at 1-800-221-7210.

Statement of Additional Information

The Statement of Additional Information contains further information about each Fund and is incorporated by reference (legally considered to be part of this Prospectus). You may request a free copy by writing the Fund at Financial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida 32232-5289 or by calling 1-800-221-7210.

Contact your Merrill Lynch Financial Advisor or contact the Fund, at the telephone number or address indicated above, if you have any questions.

Information about each Fund (including the Statement of Additional Information) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. This information is also available on the SEC’s Internet site at http://www.sec.gov and, copies may be obtained upon payment of a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with information that is different from the information contained in this Prospectus.

Investment Company Act file #811-2752, #811-3205, #811-6196

Code #10117-02-03

©Fund Asset Management, L.P.

Prospectus

February 10, 2003

CMA® Money Fund

CMA® Government Securities Fund

CMA® Treasury Fund

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

www.mlim.ml.com

CMA Money Fund

CMA Government Securities Fund

CMA Treasury Fund

P.O. Box 9011, Princeton, New Jersey 08543-9011  •  Phone No. (609) 282-2800

CMA Money Fund (the “Money Fund”), CMA Government Securities Fund (the “Government Fund”), and CMA Treasury Fund (the “Treasury Fund”) (collectively, the “Funds”), are no-load money market funds whose shares are offered to participants in the Cash Management Account® (“CMA”) financial service (“CMA service”) of Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) and to participants in other Merrill Lynch cash management account programs to provide a medium for investment of free cash balances held in CMA accounts. A CMA account is a conventional Merrill Lynch cash securities account or margin securities account (“Securities Account”) that is linked to certain money market funds, including the Funds (collectively, the “CMA Funds”), to money market deposit accounts maintained with depository institutions and to a Visa® card/check account (“Visa® Account”).

Each CMA Fund is a no-load money market fund seeking current income, preservation of capital and liquidity available from investing in short term securities. Of the CMA Funds offered by this Prospectus, the Money Fund invests in money market securities generally; the Government Fund invests in direct U.S. Government obligations; and the Treasury Fund invests in U.S. Treasury securities.

The Money Fund, the Government Fund, and the Treasury Fund are “feeder” funds that invest all of their assets in a corresponding “master” fund: Master Money Trust (the “Money Trust”), Master Government Securities Trust (the “Government Trust”), or Master Treasury Trust (the “Treasury Trust” and, collectively with the Money Trust and the Government Trust, the “Trusts”), respectively. Each Fund has the same investment objectives as its corresponding Trust. All investments are made at the Trust level. Each Fund’s investment results will correspond directly to the investment results of its corresponding Trust. This structure is sometimes called a “master/feeder structure.” No assurance can be given that any Fund or any Trust will achieve their investment objectives. For ease of reference, unless the context otherwise requires, references in this Statement of Additional Information to a Fund will include its corresponding Trust and references to the Board of Trustees of a Fund will include the Board of Trustees of its corresponding Trust.

Merrill Lynch charges certain fees to CMA service subscribers as described in the CMA service disclosure and account agreement. Other Merrill Lynch cash management account programs may charge different or higher fees, as described in the relevant program description documents. Shares of each Fund may be purchased without the imposition of the CMA service or other Merrill Lynch cash management account program fees by investors maintaining accounts directly with the Transfer Agent. The minimum initial purchase for non-program subscribers is $5,000 and subsequent purchases must be $1,000 or more. Such investors will not receive any of the additional services available to program subscribers, such as a Visa® card/check account or the automatic investment of free cash balances.

CMA service subscribers (and other Merrill Lynch cash management program participants) should read this Statement of Additional Information in conjunction with the relevant disclosures that are furnished in connection with subscription to the applicable program. Reference is made to such disclosures for information with respect to the relevant service, including the fees related thereto or in conjunction with other program documents. Information concerning the other CMA Funds is contained in the prospectus relating to each such Fund, and information concerning the bank deposit programs are contained in disclosures furnished in connection with these programs. All CMA service subscribers that sweep free cash balances held in a program account into one of the Funds are furnished with the prospectuses of Money Fund, Government Fund and Treasury Fund. The prospectuses of the CMA Tax-Exempt Fund and the ten series of CMA Multi-State Municipal Series Trust are available from Merrill Lynch. For more information about Merrill Lynch programs, call toll-free from anywhere in the U.S., 1-800-CMA-INFO (1-800-262-4636).

Unless otherwise indicated, the information set forth in this Statement of Additional Information is applicable to each Fund and to each Trust. Management of each Fund and each Trust has considered the possibility that the use of a combined prospectus and statement of additional information may subject a Fund to liability for an alleged misstatement relating to another Fund. Management believes this possibility is remote.

This Statement of Additional Information of the Funds is not a prospectus and should be read in conjunction with the Prospectus of the Funds, dated February 10, 2003 (the “Prospectus”), which has been filed with the Securities and Exchange Commission (the “Commission”) and can be obtained, without charge, by calling 1-800-221-7210 or by writing to each Fund at the above address. The Prospectus is incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information is incorporated by reference into the Prospectus. Each Fund’s audited financial statements are incorporated in this Statement of Additional Information by reference to each Fund’s 2002 Annual Report. Each Fund’s unaudited financial statements are incorporated in this Statement of Additional Information by reference to its 2002 Semi-Annual Report. You may request a copy of the Annual Report and the Semi-Annual Report at no charge by calling 1-800-221-7210 between 8:30 a.m. and 5:30 p.m. Eastern time on any business day.

Fund Asset Management — Manager

The date of this Statement of Additional Information is February 10, 2003.

INVESTMENT OBJECTIVES AND POLICIES

Money Fund

The Money Fund is a no-load money market fund. The investment objectives of the Money Fund are current income, preservation of capital and liquidity available. The Money Fund seeks to achieve its objectives by investing in a diversified portfolio of short term securities. The investment objectives are fundamental policies of the Money Fund that may not be changed without a vote of the majority of the outstanding shares of the Money Fund.

The Money Fund’s investments in U.S. Government and Government agency securities will be in instruments with a remaining maturity of 762 days (25 months) or less. The Money Fund’s other investments will be in instruments with a remaining maturity of 397 days (13 months) or less that have received a short term rating, or that have been issued by issuers that have received a short term rating with respect to a class of debt obligations that are comparable in priority and security with the instruments, from the requisite nationally recognized statistical rating organizations (“NRSROs”) in one of the two highest short term rating categories or, if neither the instrument nor its issuer is so rated, will be of comparable quality as determined by the Trustees of the Money Fund or by Fund Asset Management, L.P. (the “Manager” or “FAM”) pursuant to delegated authority. Currently, there are three NRSROs: Fitch, Inc. (“Fitch”), Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s (“Standard & Poor’s”). The Money Fund will determine the remaining maturity of its investments in accordance with Commission regulations. The dollar-weighted average maturity of the Fund’s portfolio will not exceed 90 days. During the Fund’s fiscal year ended March 31, 2002, the average maturity of its portfolio ranged from 54 days to 82 days.

The Money Fund is a “feeder” fund that invests all of its assets in the Money Trust, which has the same investment objectives as the Money Fund. All investments will be made at the Money Trust level. The Money Fund’s investment results will correspond directly to the investment results of the Money Trust. No assurance can be given that the investment objectives of the Money Fund or the Money Trust will be realized. The investment objectives of the Money Fund are fundamental policies of the Money Fund and may not be changed without the approval of a majority of the Money Fund’s outstanding voting securities as defined in the Investment Company Act of 1940 (the “Investment Company Act”).

Investment in Money Fund shares offers several potential benefits. The Money Fund seeks to provide as high a yield potential, consistent with its objectives, as is available through investment in short term money market securities using professional money market management, block purchases of securities and yield improvement techniques. It provides high liquidity because of its redemption features and seeks the reduced risk that generally results from diversification of assets. The shareholder is also relieved from administrative burdens associated with direct investment in short-term securities, such as coordinating maturities and reinvestments, safekeeping and making numerous buy-sell decisions. Certain expenses borne by investors include management fees, distribution fees, administrative costs and operational costs.

In managing the Fund, the Manager will employ a number of professional money management techniques, including varying the composition of investments and the average maturity of the portfolio based on its assessment of the relative values of the various securities and future interest rate patterns. These assessments will respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. The Manager also will seek to improve yield by taking advantage of yield disparities that regularly occur in the money market. For example, market conditions frequently result in similar securities trading at different prices. Also, there frequently are differences in yields between the various types of money market securities. The Money Fund seeks to enhance yield by purchasing and selling securities based on these yield differences.

The following is a description of some of the types of money market securities in which the Money Fund may invest:

U.S. Government Securities.    Marketable securities issued by or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the United States.

U.S. Government Agency Securities.    Debt securities issued by U.S. Government-sponsored enterprises, Federal agencies and instrumentalities, including, but not limited to, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association and the Federal Agricultural Mortgage Corporation. Such securities may also include debt securities issued by international organizations designated or supported by multiple governmental entities, such as the International Bank for Reconstruction and Development (the “World Bank”). Government Agency securities are not direct obligations of the U.S. Government but involve various forms of U.S. Government sponsorship or guarantees and are issued, in general, under the authority of an act of Congress. The U.S. Government is not obligated to provide financial support to any of these agencies, instrumentalities or organizations.

Bank Money Instruments.    U.S. dollar-denominated obligations of commercial banks, savings banks, savings and loan associations or other depository institutions such as, but not limited to, certificates of deposit, including variable rate certificates of deposit, time deposits, deposit notes, bank notes and bankers’ acceptances. The obligations of commercial banks may be issued by U.S. banks, foreign branches or subsidiaries of U.S. banks (“Eurodollar” obligations) or U.S. branches or subsidiaries of foreign banks (“Yankeedollar” obligations). The Money Fund may invest only in Eurodollar obligations which by their terms are general obligations of the U.S. parent bank. Yankeedollar obligations in which the Money Fund may invest must be issued by U.S. branches or subsidiaries of foreign banks which are subject to state or Federal banking regulations in the U.S. and by their terms must be general obligations of the foreign parent. The Money Fund treats bank money instruments issued by U.S. branches or subsidiaries of foreign banks as obligations issued by domestic banks (not subject to the 25% limitation in obligations of foreign bank money instruments discussed below) if the branch or subsidiary is subject to the same bank regulation as U.S. banks.

Eurodollar and Yankeedollar obligations, as well as other obligations of foreign depository institutions and short term obligations issued by other foreign entities, may involve additional investment risks, including adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might adversely affect the repayment of principal and the payment of interest. The issuers of such obligations may not be subject to U.S. regulatory requirements. Foreign branches or subsidiaries of U.S. banks may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the states in which they are located. There may be less publicly available information about a U.S. branch or subsidiary of a foreign bank or other issuer than about a U.S. bank or other issuer, and such entities may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. issuers. Evidence of ownership of Eurodollar and foreign obligations may be held outside the United States, and the Money Fund may be subject to the risks associated with the holding of such property overseas. Eurodollar and foreign obligations of the Money Fund held overseas will be held by foreign branches of the Money Fund’s custodian or by other U.S. or foreign banks under subcustodian arrangements complying with the requirements of the Investment Company Act.

The Manager will carefully consider the above factors in making investments in Eurodollar obligations, Yankeedollar obligations of foreign depository institutions and other foreign short term obligations, and will not knowingly purchase obligations which, at the time of purchase, are subject to exchange controls or withholding taxes. Generally, the Money Fund will limit its Yankeedollar investments to obligations of banks organized in Canada, France, Germany, Japan, the Netherlands, Switzerland, the United Kingdom and other industrialized nations.

Bank money instruments in which the Money Fund invests must be issued by depository institutions with total assets of at least $1 billion, except that the Money Fund may invest in certificates of deposit of smaller institutions if such certificates of deposit are Federally insured and if, as a result of such purchase, no more than 10% of total assets (taken at market value), are invested in such certificates of deposit.

Commercial Paper and Other Short Term Obligations.    Commercial paper (including variable amount master demand notes) refers to short term unsecured promissory notes issued by corporations, partnerships, trusts or other entities to finance short term credit needs and non-convertible debt securities (e.g., bonds and debentures) with no more than 397 days (13 months) remaining to maturity at the date of purchase. Short term obligations issued by trusts, corporations, partnerships or other entities include mortgage-related or asset-backed instruments, including pass-through certificates such as participations in, or bonds and notes backed by, pools of mortgage, automobile, manufactured housing or other types of consumer loans; credit card or trade receivables; or pools of mortgage- or asset-backed securities. These structured financings will be supported by sufficient collateral and other credit enhancements, including letters of credit, insurance, reserve funds and guarantees by third parties, to enable such instruments to obtain the requisite quality rating by an NRSRO.

Foreign Bank Money Instruments.    Foreign bank money instruments refers to U.S. dollar-denominated obligations of foreign depository institutions and their foreign branches and subsidiaries, such as, but not limited to, certificates of deposit, bankers’ acceptances, time deposits, bank notes and deposit notes. The obligations of such foreign depository institutions and their foreign branches and subsidiaries may be the general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation. Such investments will only be made if determined to be of comparable quality to other investments permissible for the Money Fund. The Money Fund will not invest more than 25% of its total assets (taken at market value at the time of each investment) in these obligations.

Foreign Short Term Debt Instruments.    Foreign short term debt instruments refers to U.S. dollar-denominated commercial paper and other short term obligations issued by foreign entities. Such investments are subject to quality standards similar to those applicable to investments in comparable obligations of domestic issuers.

The following is a description of other types of investments or investment practices in which the Money Fund may invest or engage:

Repurchase Agreements; Purchase and Sale Contracts.    The Money Fund may invest in the money market securities described above pursuant to repurchase agreements. Under such agreements, the counterparty agrees, upon entering into the contract, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period.

Such agreements usually cover short periods, such as under a week. The Money Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. In the event of a default by the seller, the Money Fund ordinarily will retain ownership of the securities underlying the repurchase agreement, and instead of a contractually fixed rate of return, the rate of return to the Money Fund shall be dependent upon intervening fluctuations of the market value of such securities and the accrued interest on the securities. In such event, the Money Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform. In certain circumstances, repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Money Fund but only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, the Money Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. From time to time, the Money Fund also may invest in money market securities pursuant to purchase and sale contracts. While purchase and sale contracts are similar to repurchase agreements, purchase and sale contracts are structured so as to be in substance more like a purchase and sale of the underlying security than is the case with repurchase agreements.

Reverse Repurchase Agreements.    The Money Fund may enter into reverse repurchase agreements that involve the sale of money market securities held by the Money Fund, with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. During the time a reverse repurchase agreement is outstanding, the Money Fund will maintain a segregated custodial account containing U.S. Government or other appropriate liquid securities having a value equal to the repurchase price.

The Money Fund may invest in variable amount master demand notes. These are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest.

Securities Lending.    The Money Fund may lend securities with a value not exceeding 33 1/3% of its total assets or the limit prescribed by applicable law to banks, brokers and other financial institutions. In return, the Money Fund receives collateral in cash or securities issued or guaranteed by the U.S. Government, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Money Fund receives the income on the loaned securities. The Fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. Where the Money Fund receives securities as collateral, the Money Fund receives a fee for its loans from the borrower and does not receive the income on the collateral. Where the Money Fund receives cash collateral, it may invest such collateral and retain the amount earned, net of any amount rebated to the borrower. As a result, the Money Fund’s yield may increase. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Fund is obligated to return the collateral to the borrower at the termination of the loan. The Fund could suffer a loss in the event the Fund must return the cash collateral and there are losses on investments made with the cash collateral. In the event the borrower defaults on any of its obligations with respect to a securities loan, the Fund could suffer a loss where there are losses on investments made with the cash collateral or, where the value of the securities collateral falls below the market value of the borrowed securities. The Money Fund could also experience delays and costs in gaining access to the collateral. The Money Fund may pay reasonable finder’s, lending agent, administrative and custodian fees in connection with its loans. The Money Fund has received an exemptive order from the Commission permitting it to lend portfolio securities to Merrill Lynch or its affiliates and to retain an affiliate of the Money Fund as lending agent. See “Portfolio Transactions and Brokerage.”

Forward Commitments.    The Money Fund may purchase or sell money market securities on a forward commitment basis at fixed purchase terms. The purchase or sale will be recorded on the date the Money Fund enters into the commitment, and the value of the security will thereafter be reflected in the calculation of the Fund’s net asset value. The value of the security on the delivery date may be more or less than its purchase price. A separate account of the Money Fund will be established with the Fund’s custodian consisting of cash or liquid money market securities having a market value at all times at least equal to the amount of the forward purchase commitment. Although the Money Fund generally will enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if the Manager deems it appropriate to do so.

There can be no assurance that a security purchased or sold through a forward commitment will be delivered. The value of securities in these transactions on the delivery date may be more or less than the Money Fund’s purchase price. The Money Fund may bear the risk of a decline in the value of the security in these transactions and may not benefit from an appreciation in the value of the security during the commitment period.

Preservation of capital is a prime investment objective of the Money Fund, and while the types of money market securities in which the Money Fund invests generally are considered to have low principal risk, such securities are not completely risk free. There is a risk of the failure of issuers to meet their principal and interest obligations. With respect to repurchase agreements, reverse repurchase agreements and the lending of portfolio securities by the Money Fund, there is also the risk of the failure of the parties involved to repurchase at the agreed-upon price or to return the securities involved in such transactions, in which event the Money Fund may suffer time delays and incur costs or possible losses in connection with such transactions.

A Commission regulation ordinarily limits investments by the Money Fund in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities) to not more than 5% of its total assets, or in the event that such securities do not have the highest rating, not more than 1% of its total assets. In addition, such regulation requires that not more than 5% of the Money Fund’s total assets be invested in securities that do not have the highest rating.

Investment Restrictions.    The Money Fund has adopted a number of restrictions and policies relating to the investment of its assets and its activities, which are fundamental policies and may not be changed without the approval of the holders of a majority of the Money Fund’s outstanding voting securities (which for this purpose means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). Under its fundamental investment restrictions, provided that none of the following shall prevent the Money Fund from investing all of its assets in shares of another registered investment company with the same investment objectives (in a master/feeder structure), the Money Fund may not:

(1) purchase any securities other than types of money market securities and investments described under “Investment Objectives and Policies”;

(2)  invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry (other than U.S. Government securities, U.S. Government agency securities or domestic bank money market instruments);

(3)  purchase the securities of any one issuer, other than the U.S. Government, its agencies or instrumentalities, if immediately after the purchase, more than 5% of the value of its total assets (taken at market value) would be invested in such issuer, except that, in the case of bank money market instruments or repurchase agreements with any one bank, up to 25% of the value of the Fund’s total assets may be invested without regard to such 5% limitation but shall instead be subject to a 10% limitation;

(4)  purchase more than 10% of the outstanding securities, or more than 10% of the outstanding voting securities, of an issuer;

(5)  enter into repurchase agreements if, as a result, more than 10% of the Fund’s total assets (taken at market value at the time of each investment, together with any other investments deemed illiquid) would be subject to repurchase agreements maturing in more than seven days;

(6)  make investments for the purpose of exercising control or management;

(7)  underwrite securities issued by other persons;

(8)  purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization;

(9)  purchase or sell real estate (other than money market securities secured by real estate or interests therein or money market securities issued by companies which invest in real estate or interests therein), commodities or commodity contracts, interests in oil, gas or other mineral exploration or development programs;

(10)  purchase any securities on margin, except for the use of short term credit necessary for clearance of purchases and sales of portfolio securities;

(11)  make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combinations thereof;

(12)  make loans to other persons, provided that the Money Fund may purchase money market securities or enter into repurchase agreements and lend securities owned or held by it pursuant to (13) below;

(13)  lend its portfolio securities in excess of 33 1/3% of its total assets, taken at market value, provided that such loans are made according to the guidelines set forth above;

(14)  borrow amounts in excess of 20% of its total assets, taken at market value (including the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes (the borrowing provisions shall not apply to reverse repurchase agreements) (usually only “leveraged” investment companies may borrow in excess of 5% of their assets; however, the Money Fund will not borrow to increase income but only to meet redemption requests which might otherwise require untimely dispositions of portfolio securities). The Money Fund will not purchase securities while borrowings are outstanding. Interest paid on such borrowings will reduce net income;

(15)  mortgage, pledge, hypothecate or in any manner transfer (except as provided in (13) above) as security for indebtedness any securities owned or held by the Money Fund except as may be necessary in connection with borrowings referred to in investment restriction (14) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Money Fund’s net assets, taken at market value;

(16)  invest in securities with legal or contractual restrictions on resale (except for repurchase agreements) or for which no readily available market exists if, regarding all such securities, more than 10% of its net assets (taken at market value) would be invested in such securities;

(17)  invest in securities of issuers (other than issuers of U.S. Government agency securities) having a record, together with predecessors, of less than three years of continuous operation if, regarding all such securities, more than 5% of its total assets (taken at market value) would be invested in such securities;

(18)  enter into reverse repurchase agreements if, as a result thereof, the Money Fund’s obligations with respect to reverse repurchase agreements would exceed one-third of its net assets (defined to be total assets, taken at market value, less liabilities other than reverse repurchase agreements);

(19)  purchase or retain the securities of any issuer, if those individual officers and Trustees of the Money Fund, the Manager or any subsidiary thereof each owning beneficially more than 1% of the securities of such issuer own in the aggregate more than 5% of the securities of the issuer; and

(20)  issue senior securities to the extent such issuance would violate applicable law.

The Money Trust has adopted fundamental investment restrictions that are substantially similar to fundamental investment restrictions (2), (7), (9), (12) and (20) of the Money Fund. Under the following additional fundamental investment restrictions, the Money Trust may not:

(1)  Borrow money, except that (i) the Money Trust may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Money Trust may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Money Trust may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) the Money Trust may purchase securities on margin to the extent permitted by applicable law. These restrictions on borrowing shall not apply to reverse repurchase agreements as described in the Money Trust’s Prospectus and Statement of Additional Information. The Money Trust may not pledge its assets other than to secure such borrowings or to the extent permitted by the Money Trust’s investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued, reverse repurchase and forward commitment transactions and similar investment strategies.

(2)  Make any investment inconsistent with the Money Trust’s classification as a diversified investment company under the Investment Company Act.

The Money Trust also has adopted non-fundamental investment restrictions, that may be changed by the Money Trust’s Board of Trustees without shareholder approval, that are identical to fundamental investment restrictions (1), (3), (4), (5), (6), (8), (10), (11), (13), (14), (15), (16), (17), (18) and (19) of the Money Fund. Under the following additional non-fundamental investment restrictions, the Money Trust may not:

a.  Subject to its fundamental investment restrictions, the Money Trust may from time to time lend securities from its portfolio to brokers, dealers and financial institutions and receive collateral in cash or securities issued or guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such cash collateral will be invested in short-term securities, the income from which will increase the return to the Money Trust. Such loans will be terminable at any time. The Money Trust will have the right to regain record ownership of loaned securities to exercise beneficial rights. The Money Trust may pay reasonable fees in connection with the arranging of such loan.

b.  Subject to its fundamental investment restrictions, the Money Trust may not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the “fund of funds” provisions) of the Investment Company Act, at any time its shares are owned by another investment company that is part of the same group of investment companies as the Money Trust.

Government Fund

The Government Fund is a no-load money market fund. The investment objectives of the Government Fund are preservation of capital, current income and liquidity. The Government Fund seeks to achieve its objectives by investing exclusively in a diversified portfolio of short term marketable securities that are direct obligations of the U.S. Government and repurchase agreements pertaining to such securities. Direct U.S. Government obligations consist of securities issued, or guaranteed as to principal and interest, by the U.S. Government and which are backed by the full faith and credit of the United States. The Government Fund may not invest in securities issued or guaranteed by U.S. Government agencies, instrumentalities or Government-sponsored enterprises which are not backed by the full faith and credit of the United States.

The Government Fund is a “feeder” fund that invests all of its assets in the Government Trust, which has the same investment objectives as the Government Fund. All investments will be made at the Government Trust level. No assurance can be given that the investment objectives of the Government Fund or the Government Trust will be realized. The investment objectives of the Government Fund are fundamental policies of the Government Fund and may not be changed without the approval of a majority of the Government Fund’s outstanding voting securities as defined in the Investment Company Act.

Investment in the Government Fund shares offers several potential benefits. The Government Fund seeks to provide as high a yield potential, consistent with its objectives, as is available from investments in short term U.S. Government securities utilizing professional money market management and block purchases of securities. It provides high liquidity because of its redemption features and seeks the reduced market risk that generally results from diversification of assets. The shareholder is also relieved from administrative burdens associated with direct investment in short term U.S. Government securities, such as coordinating maturities and reinvestments, safekeeping and making numerous buy-sell decisions. These benefits are at least partially offset by certain expenses borne by investors, including management fees, distribution fees, administrative costs and operational costs.

The Government Fund may invest in the U.S. Government securities described above pursuant to repurchase agreements. Under such agreements, the counterparty agrees, upon entering into the contract, to repurchase the security from the Government Fund at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period.

Preservation of capital is a prime investment objective of the Government Fund and the direct U.S. Government obligations in which it will invest are generally considered to have the lowest principal risk among money market securities. Historically, direct U.S. Government obligations have generally had lower rates of return than other money market securities with less safety. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Government Fund but only constitute collateral for the seller’s obligation to pay the repurchase price. With respect to repurchase agreements, there is also the risk of the failure of parties involved to repurchase at the agreed upon price, in which event the Government Fund may suffer time delays and incur costs or possible losses in connection with such transactions.

The Government Fund may purchase or sell portfolio securities on a forward commitment basis at fixed purchase or sale terms. The purchase of portfolio securities on a forward commitment basis involves the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself; if yields increase, the value of the securities purchased on a forward commitment basis will generally decrease. A separate account of the Government Fund will be established with its custodian consisting of cash or liquid money market securities having a market value at all times at least equal to the amount of the forward purchase commitment. The Government Fund may also sell money market securities on a forward commitment basis. By doing so, the Fund forgoes the opportunity to sell such securities at a higher price should they increase in value between the trade and settlement dates.

For purposes of its investment policies, the Government Fund defines short term U.S. Government securities as securities having a maturity of not more than 762 days (25 months). The Manager expects that substantially all the assets of the Government Fund will be invested in securities maturing in not more than 397 days (13 months) but at times some portion may have maturities up to not more than 762 days (25 months). The dollar-weighted average maturity of the Government Fund’s portfolio will not exceed 90 days. During the Government Fund’s fiscal year ended March 31, 2002, the average maturity of its portfolio ranged from 24 days to 82 days.

Investment Restrictions.    The Government Fund has adopted a number of restrictions and policies relating to the investment of its assets and its activities, which are fundamental policies and may not be changed without the approval of the holders of a majority of the Government Fund’s outstanding voting securities (which for this purpose means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). Under its fundamental investment restrictions, provided that none of the following shall prevent the Government Fund from investing all of its assets in shares of another registered investment company with the same investment objectives (in a master/feeder structure), the Government Fund may not:

(1)  purchase any securities other than short term marketable securities which are direct obligations of the U.S. Government and repurchase agreements pertaining to such securities;

(2)  enter into repurchase agreements with any one bank or primary dealer or an affiliate thereof, if immediately thereafter, more than 5% of the value of its total assets (taken at market value) would be invested in repurchase agreements with such bank or primary dealer or an affiliate thereof;

(3)  enter into repurchase agreements if, as a result thereof, more than 10% of the Government Fund’s total assets (taken at market value at the time of each investment) would be subject to repurchase agreements maturing in more than seven days;

(4)  act as an underwriter of securities issued by other persons;

(5)  purchase any securities on margin, except for use of short term credit necessary for clearance of purchases and sales of portfolio securities;

(6)  make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combinations thereof;

(7)  make loans to other persons, provided that the Government Fund may purchase short term marketable securities which are direct obligations of the U.S. Government or enter into repurchase agreements pertaining thereto;

(8)  borrow amounts in excess of 20% of its total assets, taken at market value (including the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes (usually only “leveraged” investment companies may borrow in excess of 5% of their assets; however, the Government Fund will not borrow to increase income but only to meet redemption requests which might otherwise require untimely dispositions of portfolio securities). The Government Fund will not purchase securities while borrowings are outstanding. Interest paid on such borrowings will reduce net income;

(9)  mortgage, pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held by the Government Fund except as may be necessary in connection with borrowings mentioned in (8) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Government Fund’s net assets, taken at market value;

(10)  invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry (other than U.S. Government securities, U.S. Government agency securities or domestic bank money market instruments);

(11)  issue senior securities to the extent such issuance would violate applicable law;

(12)  purchase or sell real estate (other than money market securities secured by real estate or interests therein or money market securities issued by companies which invest in real estate, or interests therein); and

(13)  purchase or sell commodities or contracts on commodities, except to the extent that the Fund may do so in accordance with applicable law and the Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

The Government Trust has adopted fundamental investment restrictions that are substantially similar to fundamental investment restrictions (4), (7), (10), (11), (12) and (13) of the Government Fund. Under the following additional fundamental investment restrictions, the Government Trust may not:

(1)  Borrow money, except that (i) the Government Trust may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Government Trust may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Government Trust may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) the Government Trust may purchase securities on margin to the extent permitted by applicable law. These restrictions on borrowing shall not apply to reverse repurchase agreements as described in the Government Trust’s Prospectus and Statement of Additional Information. The Government Trust may not pledge its assets other than to secure such borrowings or to the extent permitted by the Government Trust’s investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued, reverse repurchase and forward commitment transactions and similar investment strategies.

(2)  Make any investment inconsistent with the Government Trust’s classification as a diversified investment company under the Investment Company Act.

The Government Trust also has adopted non-fundamental investment restrictions, that may be changed by the Government Trust’s Board of Trustees without shareholder approval, that are identical to fundamental investment restrictions (1), (2), (3), (5), (6), (8) and (9) of the Government Fund. Under the following additional non-fundamental investment restriction, the Government Trust may not:

a.  Subject to its fundamental investment restrictions, the Government Trust may not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the “fund of funds” provisions) of the Investment Company Act, at any time its shares are owned by another investment company that is part of the same group of investment companies as the Government Trust.

Treasury Fund

The Treasury Fund is a no-load money market fund. The investment objectives of the Treasury Fund are preservation of capital, liquidity and current income. The Treasury Fund seeks to achieve its objectives by investing exclusively in a diversified portfolio of short term marketable securities that are direct obligations of the U.S. Treasury.

Preservation of capital is a prime investment objective of the Treasury Fund and the direct U.S. Treasury obligations in which it will invest are generally considered to have the lowest principal risk among money market securities. Historically, direct U.S. Treasury obligations have generally had lower rates of return than other money market securities with less safety.

For purposes of its investment objectives, the Treasury Fund defines short term marketable securities which are direct obligations of the U.S. Treasury as any U.S. Treasury obligations having maturities of no more than 762 days (25 months). The dollar-weighted average maturity of the Treasury Fund’s portfolio will not exceed 90 days. For the year ended March 31, 2002, the average maturity of the Treasury Fund’s portfolio ranged from 49 days to 86 days.

The Treasury Fund is a “feeder” fund that invests all of its assets in the Treasury Trust, which has the same investment objectives as the Treasury Fund. All investments will be made at the Treasury Trust level. The Treasury Fund’s investment results will correspond directly to the investment results of the Treasury Trust. No assurance can be given that the investment objectives of the Treasury Fund or the Treasury Trust will be realized. The investment objectives of the Treasury Fund are fundamental policies of the Treasury Fund and may not be changed without the approval of a majority of the Treasury Fund’s outstanding voting securities as defined in the Investment Company Act.

Investment in Treasury Fund shares offers several potential benefits. The Treasury Fund seeks to provide as high a yield potential, consistent with its objectives, as is available through investment in short term U.S. Treasury obligations utilizing professional money market management and block purchases of securities. It provides high liquidity because of its redemption features and seeks the reduced market risk that generally results from diversification of assets. The shareholder is also relieved from administrative burdens associated with direct investment in U.S. Treasury securities, such as coordinating maturities and reinvestments, and making numerous buy-sell decisions. These benefits are at least partially offset by certain expenses borne by investors, including management fees, distribution fees, administrative costs and operational costs.

Forward Commitments.    The Treasury Fund may purchase or sell portfolio securities on a forward commitment basis at fixed purchase or sale terms. The purchase of portfolio securities on a forward commitment basis involves the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself; if yields increase, the value of the securities purchased on a forward commitment basis will generally decrease. A separate account of the Treasury Fund will be established with its custodian consisting of cash or Treasury securities having a market value at all times at least equal to the amount of the forward purchase commitment. The Treasury Fund may also sell securities on a forward commitment basis. By doing so, the Fund forgoes the opportunity to sell such securities at a higher price should they increase in value between the trade and settlement dates.

Investment Restrictions.    The Treasury Fund has adopted the following restrictions and policies relating to the investment of its assets and its activities, which are fundamental policies and may not be changed without the approval of the holders of a majority of the Treasury Fund’s outstanding voting securities (which for this purpose means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). Under its fundamental investment restrictions, provided that none of the following shall prevent the Treasury Fund from investing all of its assets in shares of another registered investment company with the same investment objectives (in a master/feeder structure), the Treasury Fund may not:

(1)  purchase any securities other than direct obligations of the U.S. Treasury with remaining maturities of more than 762 days (25 months);

(2)  act as an underwriter of securities issued by other persons;

(3)  purchase any securities on margin, except for use of short term credit necessary for clearance of purchases and sales of portfolio securities;

(4)  make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combinations thereof;

(5)  make loans to other persons, provided that the Treasury Fund may purchase short term marketable securities which are direct obligations of the U.S. Treasury;

(6)  borrow amounts in excess of 20% of its total assets, taken at market value (including the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes (usually only “leveraged” investment companies may borrow in excess of 5% of their assets; however, the Treasury Fund will not borrow to increase income but only to meet redemption requests which might otherwise require untimely dispositions of portfolio securities). The Treasury Fund will not purchase securities while borrowings are outstanding. Interest paid on such borrowings will reduce net income;

(7)  mortgage, pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held by the Treasury Fund except as may be necessary in connection with borrowings mentioned in (6) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Treasury Fund’s net assets, taken at market value;

(8)  purchase or sell real estate (other than money market securities secured by real estate or interests therein or money market securities issued by companies which invest in real estate, or interests therein);

(9)  purchase or sell commodities or contracts on commodities, except to the extent that the Fund may do so in accordance with applicable law and the Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act;

(10)  issue senior securities to the extent such issuance would violate applicable law; and

(11)  invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry (other than U.S. Government securities, U.S. Government agency securities or bank money instruments).

The Treasury Trust has adopted fundamental investment restrictions that are substantially similar to fundamental investment restrictions (2), (8), (9), (10) and (11) of the Treasury Fund. Under the following additional fundamental investment restrictions, the Treasury Trust may not:

(1)  Borrow money, except that (i) the Treasury Trust may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Treasury Trust may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Treasury Trust may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) the Treasury Trust may purchase securities on margin to the extent permitted by applicable law. These restrictions on borrowing shall not apply to reverse repurchase agreements as described in the Treasury Trust’s Prospectus and Statement of Additional Information. The Treasury Trust may not pledge its assets other than to secure such borrowings or to the extent permitted by the Treasury Trust’s investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued, reverse repurchase and forward commitment transactions and similar investment strategies.

(2)  Make loans to other persons, except that the acquisition of bonds, debentures or other debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Treasury Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and guidelines set forth in the Treasury Trust’s Prospectus and Statement of Additional Information, as they may be amended from time to time.

(3)  Make any investment inconsistent with the Treasury Trust’s classification as a diversified investment company under the Investment Company Act.

Treasury Trust also has adopted non-fundamental restrictions, that may be changed by the Treasury Trust’s Board of Trustees without shareholder approval, that are identical to fundamental investment restrictions (1), (3), (4), (5), (6) and (7) of the Treasury Fund. Under the following additional non-fundamental investment restriction, the Treasury Trust may not:

a.  Subject to its fundamental investment restrictions, the Treasury Trust may not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the “fund of funds” provisions) of the Investment Company Act, at any time its shares are owned by another investment company that is part of the same group of investment companies as the Treasury Trust.

MANAGEMENT OF THE FUNDS

Trustees and Officers

The Board of Trustees of each Fund and each Trust consists of the same eight individuals, seven of whom are not “interested persons” of the Fund or the Trust as defined in the Investment Company Act (collectively, the “non-interested Trustees”). The Trustees of each Fund and each Trust are responsible for the overall supervision of the operations of each Fund and each Trust, respectively, and perform the various duties imposed on the directors of investment companies by the Investment Company Act.

Each non-interested Trustee is a member of each Fund’s and each Trust’s Audit and Oversight Committee (the “Committee”). The principal responsibilities of the Committee are to (i) recommend to each Board the selection, retention or termination of the Fund’s and the Trust’s independent auditors; (ii) review with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discuss with the independent auditors certain matters relating to the Fund’s and the Trust’s financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) ensure that the independent auditors submit on a periodic basis a formal written statement with respect to their independence, discuss with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Fund’s and the Trust’s independent auditors and recommend that each Board take appropriate action in response thereto to satisfy itself of the independent auditor’s independence; and (v) consider the comments of the independent auditors and management’s responses thereto with respect to the quality and adequacy of the Fund’s and the Trust’s accounting and financial reporting policies and practices and internal controls. The Board of each Fund and each Trust has adopted a written charter for its Committee. Each Committee also reviews and nominates candidates to serve as non-interested Trustees. The Committees generally will not consider nominees recommended by shareholders. Each Committee has retained independent legal counsel to assist them in connection with these duties.

Biographical Information.    Certain biographical and other information relating to the non-interested Trustees of each Fund and its corresponding Trust is set forth below, including their ages, their principal occupations for at least the last five years, the length of time served, the total number of portfolios overseen in the complex of funds advised by the Manager and its affiliate, Merrill Lynch Investment Managers, L.P. (“MLIM”) (“FAM/MLIM-advised funds”) and other public directorships.

Name, Address** and Age	Position(s) Held with Funds/ Trusts	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of FAM/MLIM- Advised Funds and Portfolios Overseen	Public Directorships
Ronald W. Forbes (62)	Trustee of each Fund and Trust	Trustee of Money Fund and Government Securities Fund since 1981; Trustee of Treasury Fund since 1991; Trustee of each Trust since 2002

Professor Emeritus of Finance School of Business, State University of New York at Albany since 2000 and Professor thereof from 1989 to 2000, International Consultant, Urban Institute, Washington D.C. from 1995 to 1999.

				45 registered investment companies consisting of 54 portfolios	None

Cynthia A. Montgomery (50)	Trustee of each Fund and Trust	Trustee of each Fund since 1993; Trustee of each Trust since 2002

Professor, Harvard Business School since 1989; Associate Professor, J.L. Kellogg Graduate School of Management, Northwestern University from 1985 to 1989: Associate Professor, Graduate School of Business Administration, University of Michigan from 1979 to 1985.

				45 registered investment companies consisting of 54 portfolios	UnumProvident Corporation (insurance products); Newell Rubbermaid Inc.

Charles C. Reilly (71)	Trustee of each Fund and Trust	Trustee of Money Fund and Government Securities Fund since 1990; Trustee of Treasury Fund since 1991; Trustee of each Trust since 2002

Self-employed financial consultant since 1990; President and Chief Investment Officer of Verus Capital, Inc. from 1979 to 1990; Senior Vice President of Arnold and S. Bleichroeder, Inc. from 1973 to 1990; Adjunct Professor, Columbia University Graduate School of Business from 1990 to 1991; Adjunct Professor, Wharton School, University of Pennsylvania from 1989 to 1990 Columbia University Graduate School of Business from 1990 to 1991; Adjunct Professor, Partner, Small Cities Cable Television from 1986 to 1997.

				45 registered investment companies consisting of 54 portfolios	None

Kevin A. Ryan (70)	Trustee of each Fund and Trust	Trustee of each Fund since 1992; Trustee of each Trust since 2002

Founder and currently Director Emeritus of the Boston University Center for the Advancement of Ethics and Character and Director thereof from 1989 to 1999; Professor from 1982 to 1999 and currently Professor Emeritus of Education of Boston University formerly taught on the faculties of The University of Chicago, Stanford University and Ohio State University.

				45 registered investment companies consisting of 54 portfolios	None

Roscoe S. Suddarth (67)	Trustee of each Fund and Trust	Trustee of each Fund since 2001; Trustee of each Trust since 2002

President, Middle East Institute, from 1995 to 2001; Foreign Service Officer, United States Foreign Service, from 1961 to 1995; Career Minister, from 1989 to 1995; Deputy Inspector General, U.S. Department of State, from 1991 to 1994; U.S. Ambassador to the Hashemite Kingdom of Jordan, from 1987 to 1990.

				45 registered investment companies consisting of 54 portfolios	None

Name, Address** and Age	Position(s) Held with Funds/ Trusts	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of FAM/MLIM- Advised Funds and Portfolios Overseen	Public Directorships
Richard R. West (64)	Trustee of each Fund and Trust	Trustee of Money Fund since 1979; Trustee of Government Securities Fund since 1981; Trustee of Treasury Fund since 1991; Trustee of each Trust since 2002	Professor of Finance since 1984, Dean from 1984 to 1993 and currently Dean Emeritus of New York University Leonard N. Stern School of Business Administration.	45 registered investment companies consisting of 54 portfolios	Bowne & Co., Inc. (financial printers); Vornado Realty Trust, Inc. (real estate holding company); Vornado Operating Company (real estate company); Alexander’s Inc. (real estate company)

Edward D. Zinbarg (68)	Trustee of each Fund and Trust	Trustee of each Fund since 2001; Trustee of each Trust since 2002

Self-employed financial consultant since 1994; Executive Vice President of the Prudential Insurance Company of America from 1988 to 1994; Former Director of Prudential Reinsurance Company and former Trustee of the Prudential Foundation.

				45 registered investment companies consisting of 54 portfolios	None

*	Each Trustee serves until his or her successor is elected and qualified, until December 31 of the year in which he or she turns 72, or until his or her death, resignation, or removal as provided in the by-laws or charter of a Fund or a Trust, as applicable, or by statute.
**	The address for each Trustee listed is P.O. Box 9095, Princeton, New Jersey 08543-9095.

Certain biographical and other information relating to the Trustee who is an officer and an “interested person” of each Fund and each Trust as defined in the Investment Company Act (the “interested Trustee”) and to the other officers of each Fund and each Trust is set forth below, including their ages, their principal occupations for at least the last five years and the length of time served and the total number of portfolios overseen in FAM/MLIM-advised funds. Public directorships, if any, held are also shown for the interested trustee.

Name, Address† and Age	Position(s) Held with Funds/Trusts	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of FAM/MLIM-Advised Funds and Portfolios Overseen	Public Directorships
Terry K. Glenn†† (62)	President and Trustee of each Fund and Trust	President* and Trustee** of each Fund since 1999***; President* and Trustee** of each Trust since 2002

Chairman (Americas Region) of MLIM from 2000 to 2002; Executive Vice President of the Manager and MLIM (which terms as used herein include their corporate predecessors) from 1983 to 2002; President of Merrill Lynch Mutual Funds from 1999 to 2002; President of FAM Distributors, Inc. (“FAMD”) from 1986 to 2002 and Director thereof from 1991 to 2002; Executive Vice President and Director of Princeton Services, Inc. (“Princeton Services”) from 1993 to 2002; President of Princeton Administrators, L.P. from 1988 to 2002; Director of Financial Data Services, Inc. from 1985 to 2002.

				117 registered investment companies consisting of 162 portfolios	None

Name, Address† and Age	Position(s) Held with Funds/Trusts	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of FAM/MLIM-Advised Funds and Portfolios Overseen	Public Directorships
Donald C. Burke (42)	Vice President and Treasurer of each Fund and Trust	Vice President of each Fund since 1993 and Treasurer of each Fund since 1999*; Vice President and Treasurer of each Trust since 2002*

First Vice President of the Manager and MLIM since 1997 and Treasurer thereof since 1999; Senior Vice President and Treasurer of Princeton Services since 1999; Vice President of FAMD since 1999; Vice President of the Manager and MLIM from 1990 to 1997; Director of Taxation of the Manager since 1990.

				117 registered investment companies consisting of 162 portfolios	None

Richard Mejzak (34)	Vice President of Money Fund and Trust	Portfolio Manager of Money Trust since 2002*; Vice President of Money Trust since 2002*; Portfolio Manager of Money Fund since 1995* and Vice President of Money Fund since 1995*	Vice President of MLIM since 1995; employee of MLIM since 1990.	5 registered investment companies consisting of 4 portfolios	None

John Ng (49)	Vice President of Government Fund and Trust	Portfolio Manager of Government Fund since 1998*; Vice President of Government Fund since 1998*	Vice President of MLIM since 1998; employee of MLIM since 1976.	4 registered investment companies consisting of 3 portfolios	None

Cindy Macaulay (36)	Vice President of Treasury Fund and Trust	Portfolio Manager of Treasury Trust since 2002*; Vice President of Treasury Trust since 2002*; Portfolio Manager of Treasury Fund since 2002*; Vice President of Treasury Fund since 2002*	Vice President and Portfolio Manager of MLIM since 2002.	2 registered investment companies consisting of 2 portfolios	None

Phillip S. Gillespie (39)	Secretary of each Fund and Trust	Secretary of each Trust since 2002*; Secretary of each Fund since 2000*

First Vice President of MLIM since 2001; Director of MLIM since 2000; Vice President of the Manager from 1999 to 2000; Attorney associated with MLIM since 1988; Assistant General Counsel of Chancellor LGT Asset Management, Inc. from 1997 to 1998; Senior Counsel and Attorney in the Division of Investment Management and the Office of General Counsel at the U.S. Securities and Exchange Commission from 1993 to 1997.

				38 registered investment companies consisting of 66 portfolios	None

†	The address for each officer listed is P.O. Box 9011, Princeton, New Jersey 08543-9011.
††	Mr. Glenn is an “interested person,” as defined in the Investment Company Act, of each Fund and each Trust based on his former positions as Chairman (Americas Region) and Executive Vice President of MLIM and FAM; President of FAMD; Executive Vice President of Princeton Services, and President of Princeton Administrators, L.P.
*	Elected by and serves at the pleasure of the Board of Trustees.
**	Serves until his successor is elected and qualified, until December 31 of the year in which he turns 72, or until his death, resignation or removal as provided in the by-laws or charter of a Fund or a Trust, as applicable, or by statute.
***	Mr. Glenn was elected President of each Fund in 1999. Prior to that he served as Executive Vice President of Money Fund and Government Securities Fund since 1986 and Treasury Fund since 1991.

Share Ownership.    Information relating to each Trustee’s share ownership in each Fund and in all registered funds in the Merrill Lynch family of funds that are overseen by the respective Trustee (“The Supervised Merrill Lynch Funds”) as of December 31, 2002 is set forth in the chart below.

Name	Aggregate Dollar Range of Equity in Money Fund	Aggregate Dollar Range of Equity in Government Fund	Aggregate Dollar Range of Equity in Treasury Fund	Aggregate Dollar Range of Securities in Supervised Merrill Lynch Funds
Interested Trustee:
Terry K. Glenn	None	None	None	over $100,000
Non-Interested Trustees:
Ronald W. Forbes	None	None	None	over $100,000
Cynthia A. Montgomery	$1-$10,000	None	None	$10,001-$50,000
Charles C. Reilly	over $100,000	None	None	over $100,000
Kevin A. Ryan	None	None	None	over $100,000
Roscoe S. Suddarth	$50,001-$100,000	None	None	over $100,000
Richard R. West	None	None	None	over $100,000
Edward D. Zinbarg	None	None	None	over $100,000

As of February 1, 2003, the Trustees and officers of each Fund as a group owned an aggregate of less than 1% of the outstanding shares of the Fund. As of December 31, 2002, none of the non-interested Trustees of each Fund and Trust nor any of their immediate family members owned beneficially or of record any securities in Merrill Lynch & Co., Inc. (“ML & Co.”).

Compensation of Trustees

Each Trust pays each non-interested Trustee a combined fee for service to the Fund and its corresponding Trust as set forth below. Each Co-Chair of each Committee receives an additional fee as set forth below. Each Fund and each Trust reimburse each non-interested Trustee for his or her out-of-pocket expenses relating to attendance at Board and Committee meetings. The Committee of each Fund met four times during the fiscal year ended March 31, 2002.

	Combined Annual Fee	Fee Per in-Person Meeting Attended		Additional Annual Fee Paid to Each Committee Co-Chairman
		Board	Committee
Money Fund and Money Trust	$14,000	$500	$500	$1,000
Government Fund and Government Trust	$4,400	$200	$200	$1,000
Treasury Fund and Treasury Trust	$4,400	$200	$200	$1,000

The following table shows the compensation earned by the non-interested Trustees for the fiscal year ended March 31, 2002 and the aggregate compensation paid to them by all FAM/MLIM-advised registered investment companies, for the calendar year ended December 31, 2002.

Name of Trustee	Position with Fund	Compensation from Money Fund	Compensation from Government Fund	Compensation from Treasury Fund	Aggregate Compensation from Fund and Other Affiliate-Advised Funds
Ronald W. Forbes*	Trustee	$18,500	$6,500	$6,500	$308,400
Cynthia A. Montgomery	Trustee	$17,000	$5,600	$5,600	$266,400
Charles C. Reilly*	Trustee	$18,500	$6,500	$6,500	$308,400
Kevin A. Ryan	Trustee	$18,000	$6,000	$6,000	$266,400
Roscoe S. Suddarth	Trustee	$14,667	$4,867	$4,867	$266,400
Richard R. West	Trustee	$18,000	$6,000	$6,000	$275,400
Edward D. Zinbarg	Trustee	$14,667	$4,867	$4,867	$266,400

*	Co-Chairman of the Committee.

Trustees of the Funds and the Trusts, members of the Boards of other MLIM/FAM-advised investment companies, ML & Co. and its subsidiaries (the term “subsidiaries,” when used herein with respect to ML & Co., includes FAM, MLIM and certain other entities directly or indirectly wholly owned and controlled by ML & Co.) and their trustees/directors and employees and any trust, pension, profit-sharing or other benefit plan for such persons, may purchase shares of any Fund at net asset value. Each Fund realizes economies of scale and reduction of sales-related expenses by virtue of the familiarity of these persons with the Fund. Employees and directors or trustees wishing to purchase shares of each Fund must satisfy the Fund’s suitability standards.

Management and Advisory Arrangements

Prior Management Arrangements.    Prior to each Fund’s conversion to a “master/feeder” structure, all management and administrative services were provided directly at the Fund level and were paid pursuant to each Fund’s management agreement with FAM at an annual fee rate of 0.500% of the average daily net assets of each Fund not exceeding $500 million; 0.425% of the Fund’s average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.375% of the Fund’s average daily net assets in excess of $1 billion. The services provided to each Fund included all those described below under the captions “Present Management Services,” “Present Management Fee,” “Payment of Trust Expenses” and “Administrative Services and Administrative Fee.” The table below sets forth information about the total management fees paid by each Fund to FAM for the periods indicated.

	Six Month Period Ended September 30, 2002	Management Fees Paid to FAM For Fiscal Years Ended March 31,
		2002	2001	2000
	(unaudited)
Money Fund	$51,227,032	$111,144,464	$171,077,384	$233,247,917
Government Fund	$ 3,725,412	$ 8,273,773	$ 10,012,516	$ 13,929,725
Treasury Fund	$ 3,128,500	$ 6,319,169	$ 7,845,700	$ 10,560,704

Present Management Services.    Each Fund invests all of its assets in its corresponding Trust. Accordingly, each Fund does not invest directly in portfolio securities and does not require management services. With the conversion to a master/feeder structure, all portfolio management occurs at the Trust level. Each Trust has entered into a separate management agreement with FAM as Manager (each, a “Management Agreement”). Subject to the supervision of the each Trust’s Board of Trustees, the Manager is responsible for the actual management of each Trust’s portfolio and constantly reviews each Trust’s holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with the Manager. The Manager performs certain of the other administrative services and provides all office space, facilities, equipment and necessary personnel for the management of each Trust.

Securities held by each Trust also may be held by, or be appropriate investments for, other funds or clients (collectively referred to as “clients”) for which the Manager or its affiliates acts as an adviser or by investment advisory clients of the Manager. Because of different investment objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the same security. If purchases or sales of securities for the Trust or other advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Manager or an affiliate during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Present Management Fee.    The Manager receives a monthly fee from each Trust at the annual rates set forth below:

Portion of average daily value of net assets:

Not exceeding $500 million	0.250%
In excess of $500 million but not exceeding $1 billion	0.175%
In excess of $1 billion	0.125%

Payment of Trust Expenses.    The Management Agreements obligate the Manager to provide investment advisory services, to furnish administrative services, office space and facilities for management of the affairs of each Trust, to pay all compensation of and furnish office space for officers and employees of each Trust, as well as the fees of all Trustees of the Trusts who are affiliated persons of ML & Co. or any of its subsidiaries. Except for certain expenses incurred by Merrill Lynch (see “Purchase of Shares” and “Redemption of Shares” in this Statement of Additional Information), the Trusts pay all other expenses incurred in their operations, including, among other things, taxes, expenses for legal and auditing services, costs of preparing, printing and mailing proxies, reports, prospectuses and statements of additional information sent to current shareholders (except to the extent paid for by the Distributor), charges of the custodian and transfer agent, expenses of redemption of Trust shares, Commission fees, expenses of registering Trust shares under Federal and state securities laws, fees and expenses of non-affiliated Trustees, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Trusts. Certain accounting services are provided to each Trust by State Street Bank and Trust Company (“State Street”) pursuant to separate agreements between State Street and each Trust. Each Trust pays a fee for these services. In addition, each Trust reimburses FAM for the cost of certain other additional accounting services.

Payment of Fund Expenses.    Each Fund pays, or causes an affiliate to pay, all other expenses incurred in the operation of each Fund (except to the extent paid by the Distributor, see “Distribution Expenses” below), including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, shareholder reports and prospectuses and statements of additional information, charges of the custodian, any sub-custodian and the transfer agent, expenses of portfolio transactions, expenses of redemption of Fund shares, Commission fees, expenses of registering the Fund shares under federal, state or non-U.S. laws, fees and actual out-of-pocket expenses of non-interested Directors, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by a Fund. The Distributor will pay certain of the expenses of each Fund incurred in connection with the offering of Fund shares. Certain accounting services are provided to each Fund by State Street pursuant to an agreement between State Street and each Fund. Each Fund pays a fee for these services. In addition, each Fund reimburses FAM for certain additional accounting services.

Organization of the Manager.    The Manager is a limited partnership, the partners of which are ML & Co., a financial services holding company and the parent of Merrill Lynch, and Princeton Services. ML & Co. and Princeton Services are “controlling persons” of the Manager as defined under the Investment Company Act because of their ownership of its voting securities or their power to exercise a controlling influence over its management or policies.

Duration and Termination of Management Agreements.    Unless earlier terminated as described herein, each Management Agreement will remain in force for a period of two years from the date of the Management Agreement and will continue in effect from year to year if approved annually (a) by the Board of Trustees of each Trust or by a majority of the outstanding voting shares of each Trust and (b) by a majority of the Trustees who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contract is not assignable and may be terminated without penalty on 60 days’ written notice at the option of either party thereto or by vote of the shareholders of each Trust.

Administrative Services and Administrative Fee.    Each Fund entered into a separate administration agreement (each, an “Administration Agreement”) with FAM, as Administrator (in such capacity, the “Administrator”). For its services to each Fund, the Administrator receives monthly compensation at the annual rate of 0.25% of the average daily net assets of each Fund.

The Administration Agreements obligate the Administrator to provide certain administrative services to each Fund and to pay, or cause its affiliates to pay, for maintaining its staff and personnel and to provide office space, facilities and necessary personnel for each Fund. The Administrator is also obligated to pay, or cause its affiliates to pay, the fees of those officers and Trustees of each Fund who are affiliated persons of the Administrator or any of its affiliates. The Funds pay, or cause to be paid, all other expenses incurred in the operation of the Fund (except to the extent paid by the Distributor, see “Distribution Expenses” in this Statement of Additional Information), including, among other things, taxes, expenses for legal and auditing services, costs of preparing, printing and mailing proxies, stock certificates, shareholder reports and prospectuses and statements of additional information, charges of the custodian, any sub-custodian and transfer agent, expenses of redemption of Fund shares, Commission fees, expenses of registering Fund shares under federal, state or foreign securities laws, fees and actual out-of-pocket expenses of non-interested Trustees, if any, accounting and pricing costs (including the daily calculation of the net asset value), insurance, interest, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Funds. The Distributor will pay certain of the expenses of the Funds incurred in connection with the continuous offering of their shares. Certain expenses will be financed by each Fund pursuant to a distribution plan in compliance with Rule 12b-1 under the Investment Company Act. See “Purchase of Shares” and “Redemption of Shares” in this Statement of Additional Information. Certain accounting services are provided to each Fund by State Street pursuant to a separate agreement between State Street and each Fund. The Funds pay a fee for these services. In addition, each Fund reimburses the FAM for the cost of certain additional accounting services.

Duration and Termination of Administration Agreement.    Unless earlier terminated as described below, each Administration Agreement will remain in force for two years from the date of the Administration Agreement and will continue from year to year if approved annually (a) by the Board of Trustees of each Fund or by a vote of a majority of the outstanding voting securities of each Fund and (b) by a majority of the Trustees of each Fund who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contract is not assignable and may be terminated without penalty on 60 days’ written notice at the option of either party thereto or by the vote of the shareholders of each Fund.

Consideration of Management Agreements and Administration Agreements.    At a meeting of each Fund’s Board of Trustees and each Trust’s Board of Trustees held on September 4, 2002, the Board of Trustees of each Trust approved each Trust’s Management Agreement with the Manager, and the Board of Trustees of each Fund approved each Fund’s Administration Agreement with the Administrator. In connection with its deliberations, each Board reviewed information derived from a number of sources that covered a range of issues. The Boards received information relating to, among other things, alternatives to the Management Agreements and the Administration Agreements, the nature, quality and extent of the management, administrative, and the other services to be provided to the Trusts or the Funds by FAM and its affiliates under other agreements, including the Administration Agreements, and the personnel who will provide these services. In addition to management services and administrative services, FAM and its affiliates will provide shareholder services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of each Fund and its corresponding Trust. Each Board also considered FAM’s costs of providing services, and the direct and indirect benefits to FAM from its relationships with the Trusts and the Funds. The benefits considered by each Board included not only FAM’s compensation for management services under the Management Agreement, but also compensation paid to FAM or its affiliates for other, non-advisory, services provided to the Trusts and the Funds. In connection with its consideration of the Management Agreement, each Board compared the advisory fee rate and expense ratios of the Trusts to those of comparable funds. Based in part on this comparison, and taking into account the various services provided to the Fund and the Trust by the Manager and its affiliates, the Board concluded that the management fee rate was reasonable. Each Board considered whether there should be changes in the advisory fee rate or structure in order to enable the Trusts to participate in any economies of scale that FAM may experience as a result of growth in the Trusts’ assets. Each Board also reviewed materials supplied by counsel to the Funds and the Trusts that were prepared for use by each Board in fulfilling its duties under the Investment Company Act and state law.

Based on the information reviewed and the discussions, the Boards of Trustees of each Fund and the Boards of Trustees of each Trust concluded that it was satisfied with the nature and quality of the services to be provided by FAM to each Trust and to each Fund and that the management fee and administrative fee rates were reasonable in relation to such services. The Board of Trustees of each Trust, including a majority of the non-interested Trustees of each Trust, approved the applicable Management Agreement. The Board of Trustees of each Fund, including a majority of the non-interested Trustees of each Fund, approved the applicable Administration Agreement. The non-interested Trustees were represented by independent counsel who assisted them in their deliberations.

Transfer Agency Services.    Financial Data Services, Inc. (the “Transfer Agent”), a subsidiary of ML & Co., acts as the Funds’ Transfer Agent pursuant to a Transfer Agency, Shareholder Servicing Agency and Proxy Agency Agreement (the “Transfer Agency Agreement”). Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $10.00 per account and is entitled to reimbursement from the Fund for certain transaction charges and out-of-pocket expenses incurred by it under the Transfer Agency Agreement. Additionally, a $.20 monthly closed account charge will be assessed on all accounts which close during the calendar year. Application of this fee will commence the month following the month the account is closed. At the end of the calendar year, no further fees will be due. For purposes of the Transfer Agency Agreement, the term “account” includes a shareholder account maintained directly by the Transfer Agent and any other account representing the beneficial interest of a person in the relevant share class on a recordkeeping system, provided the recordkeeping system is maintained by a subsidiary of ML & Co.

The table below sets forth information about the total amounts paid by each Fund to the Transfer Agent for the periods indicated.*

Period	Money Fund	Government Fund	Treasury Fund
Six month period ended September 30, 2002	$3,967,150	$66,908	$75,721
Fiscal year ended March 31, 2002	$8,123,865	$192,414	$160,508
Fiscal year ended March 31, 2001	$18,611,082	$314,154	$335,126
Fiscal year ended March 31, 2000	$21,210,081	$441,791	$472,917

*	During the periods shown, each Fund paid fees to the Transfer Agent at lower rates than the ones currently in effect. If the current rates had been in effect for the periods shown, the fees paid may have been higher.

Accounting Services.    Each Fund entered into an agreement with State Street, effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Fund. Each Fund pays a fee for these services. Prior to January 1, 2001, FAM provided accounting services to each Fund and was reimbursed by the Fund at its cost in connection with such services. FAM continues to provide certain accounting services to the Funds, and each Fund reimburses FAM for these services.

The tables below show the amounts paid by each Fund to State Street and to FAM for accounting services for the periods indicated.

Money Fund

Period	Paid to State Street		Paid to the Manager
Six month period ended September 30, 2002	$1,280,742		$257,422
Fiscal year ended March 31, 2002	$2,843,119		$368,229
Fiscal year ended March 31, 2001	$749,265	*	$2,889,468
Fiscal year ended March 31, 2000	N/A		$2,832,808

*	Represents payments pursuant to the agreement with State Street commencing January 1, 2001.

Government Fund

Period	Paid to State Street		Paid to the Manager
Six month period ended September 30, 2002	$124,371		$17,330
Fiscal year ended March 31, 2002	$272,510		$31,167
Fiscal year ended March 31, 2001	$70,645	*	$188,437
Fiscal year ended March 31, 2000	N/A		$218,186

*	Represents payments pursuant to the agreement with State Street commencing January 1, 2001.

Treasury Fund

Period	Paid to State Street		Paid to the Manager
Six month period ended September 30, 2002	$108,320		$14,765
Fiscal year ended March 31, 2002	$170,380		$25,111
Fiscal year ended March 31, 2001	$67,505	*	$431,591
Fiscal year ended March 31, 2000	N/A		$82,972

*	Represents payments pursuant to the agreement with State Street commencing January 1, 2001.

Each Trust recently entered into an agreement with State Street pursuant to which State Street provides certain accounting services to each Trust. Each Trust pays a fee for these services. FAM continues to provide certain accounting services to each of the Trusts, and each Trust reimburses FAM for these accounting services.

Distribution Expenses.    Each Fund has entered into a unified distribution agreement with the Distributor in connection with the continuous offering of shares of such Fund (the “Distribution Agreement”). The Distribution Agreement obligates the Distributor to pay certain expenses in connection with the offering of each class of shares of each Fund. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor pays for the printing and distribution of copies thereof used in connection with the offering to dealers and investors. The Distributor also pays for other supplementary sales literature and advertising costs. The Distribution Agreement is subject to the same renewal requirements and termination provisions as the Management Agreements described above.

Code of Ethics

The Board of Trustees of each Fund and the Board of Trustees of each Trust have adopted a Code of Ethics under Rule 17j-1 under the Investment Company Act that covers the Trusts, the Funds, FAM and the Distributor. The Code of Ethics establishes procedures for personal investing and restricts certain transactions. Employees subject to the Code of Ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by the Trusts.

PURCHASE OF SHARES

Reference is made to “Your Account — How to Buy, Sell and Transfer Shares” in the Prospectus.

Purchase of Shares by CMA Service Subscribers

CMA Service and Other Merrill Lynch Cash Management Account Programs.    Shares of the Funds are offered to participants in the CMA service, to participants in certain other Merrill Lynch cash management account programs and to individual investors maintaining accounts directly with the Funds’ Transfer Agent. Program participants generally will have free cash balances invested in the primary investment account designated by the participant (the “Money Account”). A subscriber may elect to have free cash balances deposited in individual money market deposit accounts pursuant to the Insured SavingsSM Account, in certain other CMA Funds that are designed to provide tax-exempt income or in one or more bank deposit accounts at Merrill Lynch Bank USA and/or Merrill Lynch Bank & Trust Co. (the “Merrill Lynch Bank Deposit Program”), Merrill Lynch’s affiliated, FDIC-insured depository institutions. This document does not purport to describe the Insured Savings Account or the tax-exempt CMA Funds. For more information about these alternatives, an investor should contact his or her Merrill Lynch Financial Advisor.

Purchases of shares of a Fund designated as the Money Account will be made pursuant to the automatic or manual purchase procedures described below. Purchases of shares of the Funds also may be made by investors maintaining accounts with the Funds’ Transfer Agent pursuant to the procedures described below.

The purchase price for shares of the Funds is the net asset value per share next determined after receipt by a Fund of an automatic or manual purchase order in proper form. Shares purchased will receive the next dividend declared after such shares are issued which will be immediately prior to the 12 noon, Eastern time, pricing on the following business day. A purchase order will not be effective until cash in the form of Federal funds becomes available to the Fund (see below for information as to when free cash balances held in Merrill Lynch accounts become available to the Funds). There are no minimum investment requirements for program subscribers other than for manual purchases.

Subscribers to the CMA service have the option to change the designation of their Money Account at any time by notifying their Merrill Lynch Financial Advisor. At that time, a subscriber may instruct his or her Financial Advisor to redeem shares of a Fund designated as the Money Account and to transfer the proceeds to the newly-designated Money Account.

Automatic Purchases.    In limited circumstances, free cash balances in certain Merrill Lynch cash management account program may be swept into the Money Fund; however, generally new cash balances in program accounts will be swept automatically into one or more bank deposit accounts established through the Merrill Lynch Bank Deposit Program chosen by the participant as his or her Money Account. Debits in CMA accounts will be paid from balances in the Money Market, Government and Treasury Funds until those balances are depleted. Free cash balances in CMA accounts electing the tax-exempt sweep options will continue to be swept into one of the tax-exempt CMA Funds.

Manual Purchases.    A CMA service subscriber may make manual investments of $1,000 or more at any time in shares of a Fund not selected as that investor’s Money Account. Manual purchases shall be effective on the day following the day the order is placed by Merrill Lynch with the Fund, except that orders involving cash deposits made on the date of a manual purchase shall become effective on the second business day thereafter if they are placed with the Fund after the cashiering deadline referred to in the preceding paragraph. As a result, program subscribers who enter manual purchase orders that include cash deposits made on that day after such cashiering deadline will not receive the daily dividend which would have been received had their orders been entered prior to the deadline. In addition, manual purchases of $500,000 or more can be made effective on the same day the order is placed with Merrill Lynch provided that requirements as to timely notification and transfer of a federal funds wire in the proper amount are met. A CMA service subscriber desiring further information on this method of purchasing shares should contact his or her Merrill Lynch Financial Advisor.

Merrill Lynch reserves the right to terminate a subscriber’s participation in the CMA service (or other Merrill Lynch cash management account program) for any reason.

All purchases of the Funds’ shares and dividend reinvestments will be confirmed to CMA service (or other Merrill Lynch cash management account program) subscribers (rounded to the nearest share) in the monthly transaction statement.

Purchase of Shares by Non-Program Subscribers

Shares of the Funds may be purchased by investors maintaining accounts directly with the Funds’ Transfer Agent who are not CMA (or other Merrill Lynch cash management account program) subscribers. Shareholders of the Funds not subscribing to the CMA service (or other Merrill Lynch cash management account program) will not be charged the applicable program fee, but will not receive any of the services available to program subscribers, such as the Visa® card/check account or automatic investment of free cash balances. The minimum initial purchase for non-program subscribers is $5,000 and the minimum subsequent purchase is $1,000. Investors desiring to purchase shares directly through the Transfer Agent as described below should contact Financial Data Services, Inc., P.O. Box 45290, Jacksonville, Florida 32232-5290 or call (800) 221-7210.

Payment to the Transfer Agent.    Investors who are not subscribers to the CMA service or another Merrill Lynch cash management account program may submit purchase orders directly by mail or otherwise to the Transfer Agent. Purchase orders by mail should be sent to Financial Data Services, Inc., P.O. Box 45290, Jacksonville, Florida 32232-5290. Purchase orders that are sent by hand should be delivered to Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Investors opening a new account must enclose a completed Purchase Application, which is available from Financial Data Services, Inc. Existing shareholders should enclose the detachable stub from a monthly account statement that they have received. Checks should be made payable to Merrill Lynch, Pierce, Fenner & Smith Incorporated. Certified checks are not necessary, but checks are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. Payments for the accounts of corporations, foundations and other organizations may not be made by third party checks. Since there is a three-day settlement period applicable to the sale of most securities, delays may occur when an investor is liquidating other investments for investment in one of the Funds.

Distribution Plans

The Funds and certain other funds have entered into a unified Distribution Agreement with Merrill Lynch pursuant to which Merrill Lynch acts as the distributor for the Funds. The Distribution Agreement obligates Merrill Lynch to pay certain expenses in connection with the offering of the shares of each Fund. After the prospectus, statement of additional information and periodic reports have been prepared, set in type and mailed to shareholders, Merrill Lynch will pay for the printing and distribution of copies thereof used in connection with the offering to investors. Merrill Lynch also will pay for other supplementary sales literature and advertising costs. The Distribution Agreement is subject to the same renewal requirements and termination provisions as the Investment Advisory Agreement, described above. See “Management of the Funds — Management and Advisory Arrangements.”

Each Fund has adopted a Distribution and Shareholder Servicing Plan (each a “Distribution Plan”) in compliance with Rule 12b-1 under the Investment Company Act pursuant to which Merrill Lynch receives a distribution fee under the Distribution Agreement from the Fund at the end of each month at the annual rate of 0.125% of average daily net assets of such Fund attributable to subscribers to the CMA service and to investors maintaining securities accounts with Merrill Lynch or maintaining accounts directly with the Transfer Agent who are not subscribers to such program, except that the value of Fund shares in accounts maintained directly with the Transfer Agent that are not serviced by Merrill Lynch Financial Advisors will be excluded. The Distribution Plans reimburse Merrill Lynch only for actual expenses incurred in the fiscal year in which the fees are paid. The distribution fees are principally to compensate Merrill Lynch Financial Advisors and other Merrill Lynch personnel for selling shares of each Fund and for providing direct personal services to shareholders of the Funds. The distribution fee is not compensation for the administrative and operational services rendered to shareholders by Merrill Lynch that are covered by the Management Agreement between each Fund and the Manager. See “Management of the Funds — Management and Advisory Arrangements.”

The Trustees of each Fund have approved an amendment to each Fund’s Distribution Plan that took effect on January 1, 2002. The amendment does not increase the amount of fees paid by a Fund under its Distribution Plan. Under each Fund’s amended Distribution Plan (the “Amended Distribution Plan”), the Fund pays Merrill Lynch a fee for providing, or arranging for the provision of, account maintenance and sales and promotional activities and services with respect to shares of the Fund. The fee is paid to Merrill Lynch, who then determines, based on a number of criteria, how to allocate such fee among Merrill Lynch Financial Advisors and other Merrill Lynch affiliates. In the event that the aggregate payments received by Merrill Lynch under an Amended Distribution Plan in any year should exceed the amount of the distribution and shareholder servicing expenditures incurred by Merrill Lynch, Merrill Lynch is required by the Plan to reimburse the Fund the amount of such excess.

The Trustees believe that each Fund’s expenditures under its Amended Distribution Plan benefit such Fund and its shareholders by providing better shareholder services and facilitating the sale and distribution of Fund shares. For the fiscal years ended March 31, 2000, 2001 and 2002, the Money Fund paid respectively, $76,626,653, $56,252,772 and $36,484,854 in fees to Merrill Lynch pursuant to its Amended Distribution Plan. For the six month period ended September 30, 2002, the Money Fund paid $16,822,071  (unaudited) in fees to Merrill Lynch pursuant to its Amended Distribution Plan. For the fiscal years ended March 31, 2000, 2001 and 2002, the Government Fund paid respectively, $4,242,030, $3,015,978 and $2,451,974 in fees to Merrill Lynch pursuant to its Amended Distribution Plan. For the six month period ended September 30, 2002, the Government Fund paid $1,089,357 (unaudited) in fees to Merrill Lynch pursuant to its Amended Distribution Plan. For the fiscal years ended March 31, 2000, 2001 and 2002, the Treasury Fund paid respectively, $3,206,032, $2,316,537 and $1,807,600 in fees to Merrill Lynch pursuant to its Amended Distribution Plan. For the six month period ended September 30, 2002, the Treasury Fund paid $891,497 (unaudited) in fees pursuant to its Amended Distribution Plan. All of the amounts expended under the Distribution Plans for the year ended March 31, 2000, 2001 and 2002 were allocated to Merrill Lynch Financial Advisors, other Merrill Lynch personnel and related administrative costs.

Among other things, each Amended Distribution Plan provides that Merrill Lynch shall provide and the Trustees of the Trust shall review quarterly reports of the distribution expenses made by Merrill Lynch pursuant to the Amended Distribution Plan. In their consideration of each Amended Distribution Plan, the Trustees must consider all factors they deem relevant, including information as to the benefits of the Distribution Plan to the related Fund and its shareholders. Each Amended Distribution Plan further provides that, so long as the Amended Distribution Plan remains in effect, the selection and nomination of Trustees of the Fund who are not “interested persons” of the Fund as defined in the Investment Company Act (“Independent Trustees”) shall be committed to the discretion of the Independent Trustees then in office. Each Amended Distribution Plan can be terminated at any time, without penalty, by the vote of a majority of the Independent Trustees or by the vote of the holders of a majority of the outstanding voting securities of each Fund. Finally, the Amended Distribution Plans cannot be amended to increase materially the amount to be spent by the Fund thereunder without shareholder approval, and all material amendments are required to be approved by vote of the Trustees of the Fund, including a majority of the non-interested Trustees, cast in person at a meeting called for that purpose.

REDEMPTION OF SHARES

Reference is made to “Your Account — How to Buy, Sell and Transfer Shares” in the Prospectus.

Each Fund is required to redeem for cash all full and fractional shares of the Fund. The redemption price is the net asset value per share next determined after receipt by the Transfer Agent of proper notice of redemption as described in accordance with either the automatic or manual procedures set forth below. If such notice is received by the Transfer Agent prior to the 12 noon, Eastern time, pricing on any business day, the redemption will be effective on such day. Payment of the redemption proceeds will be made on the same day the redemption becomes effective. If the notice is received after 12 noon, Eastern time, the redemption will be effective on the next business day, and payment will be made on such next day.

Redemption of Shares by CMA Service Subscribers

Automatic Redemptions.    Redemptions will be effected automatically by Merrill Lynch to satisfy debit balances in the CMA service (or other Merrill Lynch cash management account program) created by securities transaction activity therein or to satisfy debit balances created by Visa® card purchases, cash advances (which may be obtained through participating banks and automated teller machines) or checks. Each account will be scanned automatically for debits each business day prior to 12 noon, Eastern time. After application of any free cash balances in the account to such debits, shares of the designated Fund will be redeemed at net asset value at the 12 noon pricing, and funds deposited pursuant to a bank deposit program will be withdrawn, to the extent necessary to satisfy any remaining debits in the account. Automatic redemptions or withdrawals will be made first from the participant’s Money Account. Unless otherwise requested, in those instances where shareholders request transactions that settle on a “same-day” basis (such as Federal funds wire redemptions, branch office checks, transfers to other Merrill Lynch accounts and certain securities transactions) the Fund shares necessary to effect such transactions will be deemed to have been transferred to Merrill Lynch prior to the Fund’s declaration of dividends on that day. In such instances, shareholders will receive all dividends declared and reinvested through the date immediately preceding the date of redemption. Margin loans through the Investor CreditLineSM service will be utilized to satisfy debits remaining after the liquidation of all funds invested in or deposited through the Money Account, and shares of the CMA Funds may not be purchased, nor may deposits be made pursuant to a bank deposit program until all debits and margin loans in the account are satisfied.

Shares of the Funds also may be automatically redeemed to satisfy debits or make investments in connection with special features offered to CMA service and other Merrill Lynch cash management account program subscribers. For more information regarding these features, a program participant should consult the relevant program disclosure.

Manual Redemptions.    Shareholders who are CMA service (or other Merrill Lynch cash management account) subscribers, may redeem shares of a Fund directly by submitting a written notice of redemption directly to Merrill Lynch, which will submit the requests to the Fund’s Transfer Agent. Cash proceeds from the manual redemption of Fund shares ordinarily will be mailed to the shareholder at his or her address of record, or upon request, mailed or wired (if $10,000 or more) to his or her bank account. Redemption requests should not be sent to the Fund or the Transfer Agent. If inadvertently sent to the Fund or the Transfer Agent, redemption requests will be forwarded to Merrill Lynch. The notice requires the signatures of all persons in whose name the shares are registered, signed exactly as their names appear on their monthly statement. The signature(s) on the redemption request must be guaranteed by an “eligible guarantor institution” as such is defined in Rule 17Ad-15 under the Securities Exchange Act of 1934 (the “1934 Act”), the existence and validity of which may be verified by the Transfer Agent through the use of industry publications. Notarized signatures are not sufficient. In certain instances, additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority may be required. CMA service (or other Merrill Lynch cash management account program) subscribers desiring to effect manual redemptions should contact their Merrill Lynch Financial Advisor.

All redemptions of Fund shares will be confirmed to program subscribers (rounded to the nearest share) in the monthly transaction statement.

Redemption of Shares by Non-Service Subscribers

Shareholders who are not CMA service (or other Merrill Lynch cash management account program) subscribers may redeem shares of the Funds held in a Merrill Lynch securities account directly by submitting a written notice of redemption to Merrill Lynch, which will submit the requests to the Funds’ Transfer Agent as described above under “Redemption of Shares — Redemption of Shares by Program Subscribers — Manual Redemptions.”

Shareholders maintaining an account directly with the Transfer Agent, who are not CMA service (or other Merrill Lynch cash management account program) subscribers, may redeem shares of the Funds by submitting a written notice by mail directly to the Transfer Agent, Financial Data Services, Inc., P.O. Box 45290, Jacksonville, Florida 32232-5290. Redemption requests that are sent by hand should be delivered to Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Cash proceeds from the manual redemption of Fund shares will be mailed to the shareholder at his or her address of record. Redemption requests should not be sent to the Funds or Merrill Lynch. If inadvertently sent to the Funds or Merrill Lynch, such redemption requests will be forwarded to the Transfer Agent. The notice requires the signatures of all persons in whose names the shares are registered, signed exactly as their names appear on their monthly statement. The signature(s) on the notice must be guaranteed by an “eligible guarantor institution” as defined in Rule 17Ad-15 under the 1934 Act, the existence and validity of which may be verified by the Transfer Agent by the use of industry publications. Notarized signatures are not sufficient. In certain instances, additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority may be required.

At various times the Funds may be requested to redeem shares, in manual or automatic redemptions, with respect to which good payment has not yet been received by Merrill Lynch. A Fund may delay, or cause to be delayed, the payment of the redemption proceeds until such time as it has assured itself that good payment has been collected for the purchase of such shares. Normally, this delay will not exceed 10 days. In addition, the Funds reserve the right not to effect automatic redemptions where the shares to be redeemed have been purchased by check within 15 days prior to the date the redemption request is received.

The right to receive payment with respect to any redemption of Fund shares may be suspended by each Fund for a period of up to seven days. Suspensions of more than seven days may not be made except (1) for any period (A) during which the New York Stock Exchange (the “NYSE”) is closed other than customary weekend and holiday closings or (B) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (A) disposal by the Fund of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the Commission may by order permit for the protection of securityholders of the Fund. The Commission shall by rules and regulations determine the conditions under which (i) trading shall be deemed to be restricted and (ii) an emergency shall be deemed to exist within the meaning of clause (2) above.

The value of shares of the Funds at the time of redemption may be more or less than the shareholders’ cost, depending on the market value of the securities held by the Funds at any such time.

Merrill Lynch, in conjunction with another subsidiary of ML & Co., offers a modified version of the CMA service designed for corporations and other businesses. This account, the Working Capital ManagementSM Account (“WCMA”), financial service (“WCMA service”) provides participants with the features of a regular CMA account plus optional lines of credit. The WCMA service has different sweep features and annual participation fees than a CMA account. A program description brochure describing the WCMA service, as well as information concerning charges for participation in the program, is available from Merrill Lynch.

Certain participants in the WCMA service (e.g., those who receive specified managed money services) are permitted to have cash balances automatically invested in one or more of the CMA Funds. Checks and other funds transmitted to a WCMA service account generally will be applied first to the payment of pending securities transactions or other charges in the participant’s securities account, second to reduce outstanding balances in the lines of credit available through such program and, third, to purchase shares of the designated Fund. To the extent not otherwise applied, funds transmitted by federal funds wire or an automated clearinghouse service will be invested in shares of the designated Fund on the business day following receipt of such funds by Merrill Lynch. Funds received in a WCMA service account from the sale of securities will be invested in the designated Fund as described above. The amount payable on a check received in a WCMA service account prior to the cashiering deadline referred to above will be invested on the second business day following receipt of the check by Merrill Lynch. Redemptions of Fund shares will be effected as described above to satisfy debit balances, such as those created by purchases of securities or by checks written against a bank providing checking services to WCMA service subscribers. WCMA service subscribers that have a line of credit will, however, be permitted to maintain a minimum Fund balance; for subscribers who elect to maintain such a balance, debits from check usage will be satisfied through the line of credit so that such balance is maintained. However, if the full amount of available credit is not sufficient to satisfy the debit, it will be satisfied from the minimum balance.

From time to time, Merrill Lynch also may offer the Funds to participants in certain other programs sponsored by Merrill Lynch. Some or all of the features of the CMA service may not be available in such programs and program participation and other fees may be higher. More information on the services and fees associated with such programs, is set forth in the relevant program disclosures, which may be obtained by contacting a Merrill Lynch Financial Advisor.

DETERMINATION OF NET ASSET VALUE

The net asset value of each of the Money Fund, the Government Fund and the Treasury Fund is determined by the Manager at 12:00 noon, Eastern time, on each business day during which the NYSE or New York banks are open for business, immediately after the daily declaration of dividends. As a result of this procedure, the net asset value is determined each business day except for days on which both the NYSE and New York banks are closed. Both the NYSE and New York banks are closed for New Year’s Day, Martin Luther King, Jr. Day, Presidents Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The principal asset of each of the Money Fund, the Government Fund, and the Treasury Fund normally will be its interest in the Money Trust, the Government Trust, and the Treasury Trust, respectively. The value of that interest is based on the net assets of that Trust, which are comprised of the value of the securities held by the Trust, plus any cash or other assets (including interest and dividends accrued but not yet received), minus all liabilities (including accrued expenses of the Trust). Expenses of each Trust, including the management fees, are accrued daily. Expenses of each Fund, including the fees payable to the Distributor, are also accrued daily. The net asset value per share of the Money Fund, the Government Fund, and the Treasury Fund is computed under the “penny rounding” method by adding the value of each Fund’s proportionate interest in the net assets of the corresponding Trust, plus the value of all of such Fund’s securities and other assets, deducting such Fund’s liabilities, dividing by the total number of shares of the Fund outstanding at such time and rounding the result to the nearest whole cent. It is anticipated that the net asset value per share of each Fund will remain constant at $1.00 per share, but no assurance can be offered in this regard. Securities with remaining maturities of greater than 60 days for which market quotations are readily available will be valued at market value. Securities with remaining maturities of 60 days or less will be valued on an amortized cost basis, i.e., by valuing the instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Other securities held by a Trust will be valued at their fair value as determined in good faith by or under direction of that Trust’s Board of Trustees.

In accordance with the Commission regulations applicable to the valuation of portfolio securities, the Trusts will maintain a dollar-weighted average portfolio maturity of 90 days or less and will purchase instruments having remaining maturities of not more than 397 days (13 months), with the exception of U.S. Government and U.S. Government agency securities, which may have remaining maturities of up to 762 days (25 months). The Trusts will invest only in securities determined by the Trustees to be of high quality with minimal credit risks. In addition, the Trustees have established procedures designed to stabilize, to the extent reasonably possible, each Fund’s price per share as computed for the purpose of sales and redemptions at $1.00. Deviations of more than an insignificant amount between the net asset value calculated using market quotations and that calculated on a “penny rounded” basis will be reported to the Trustees of the Fund by the Manager. In the event the Trustees determine that a deviation exists with respect to any Fund that may result in material dilution or other unfair results to investors or existing shareholders of a Fund, the Fund and its corresponding Trust will take such corrective action as it regards necessary and appropriate, including reducing the number of outstanding shares of such Fund by having each shareholder proportionately contribute shares to the Trust’s capital; selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the Trust’s average portfolio maturity; withholding dividends; or establishing a net asset value per share solely by using available market quotations. If the number of outstanding shares is reduced in order to maintain a constant net asset value of $1.00 per Fund share, the shareholders will contribute proportionately to the corresponding Trust’s capital. Each shareholder will be deemed to have agreed to such contribution by such shareholder’s investment in such Fund and its corresponding Trust.

Since the net income of the Funds is determined and declared as a dividend immediately prior to each time the net asset value is determined, the net asset value per share of the Funds normally remains at $1.00 per share immediately after each such dividend declaration. Any increase in the value of a shareholder’s investment in a Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares of the Fund in the account and any decrease in the value of a shareholder’s investment may be reflected by a decrease in the number of shares in the account. See “Dividends and Taxes — Taxes” below.

YIELD INFORMATION

Each Fund normally computes its annualized yield in accordance with regulations adopted by the Commission by determining the net changes in value, exclusive of capital changes and income other than investment income, for a seven-day base period for a hypothetical pre-existing account having a balance of one share at the beginning of the base period, dividing the net income by the net asset value of the account at the beginning of the base period, subtracting a hypothetical shareholder account charge, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the result by 365 and then dividing by seven. This calculation does not take into consideration any realized or unrealized gains or losses on portfolio securities. The Commission also permits the calculation of a standardized effective or compounded yield. This is computed by compounding the unannualized base period return, which is done by adding one to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result. This compounded yield calculation also excludes realized and unrealized gains or losses on portfolio securities.

The yield on each Fund’s shares normally will fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation by any Fund of future yields or rates of return on its shares. The yield is affected by such factors as changes in interest rates on the Trust’s portfolio securities, average portfolio maturity, the types and quality of portfolio securities held and operating expenses. Current yield information may not provide a basis for comparison with bank deposits or other investments that pay a fixed yield over a stated period of time. The yield on Government Fund shares and Treasury Fund shares may not, for various reasons, be comparable to the yield on shares of other money market funds or other investments.

Seven-Day Period Ended December 31, 2002 (Excluding gains and losses)
Money Fund	1.00%
Government Fund	0.95%
Treasury Fund	0.81%

On occasion, each Fund may compare its yield to (i) the average yield reported by the Bank Rate Monitor National IndexTM for money market deposit accounts offered by the 100 leading banks and thrift institutions in the ten largest standard metropolitan statistical areas, (ii) yield data published by Lipper Analytical Services, Inc., (iii) performance data published by Morningstar Publications, Inc., Money Magazine, U.S. News & World Report, Business Week, CDA Investment Technology, Inc., Forbes Magazine and Fortune Magazine or (iv) historical yield data relating to other central asset accounts similar to the CMA service. In addition, on occasion, the Money Fund, the Government Fund and the Treasury Fund may each compare their yields to the yield on an investment in 90-day Treasury bills on a rolling basis, assuming quarterly compounding. As with yield quotations, yield comparisons should not be considered indicative of the Fund’s yield or relative performance for any future period.

PORTFOLIO TRANSACTIONS

No Trust has any obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Because each Fund will invest exclusively in beneficial interests in its corresponding Trust, it is expected that all transactions in portfolio securities will be entered into by that Trust. Subject to a policy established by the Board of Trustees and officers of each Trust, the Manager is primarily responsible for the Trust’s portfolio decisions and the placing of the Trust’s portfolio transactions. In placing orders, it is the policy of the Trusts to obtain the best net results, taking into account such factors as price of the securities offered, the type of transaction involved, the firm’s general execution and operational facilities and the firm’s risk and skill in positioning the securities involved. While the Manager generally seeks reasonably competitive trade execution costs, the Trusts will not necessarily be paying the lowest spread or commission available. Each Trust’s policy of investing in securities with short maturities will result in high portfolio turnover.

The portfolio securities in which each Trust invests are traded primarily in the over-the-counter (“OTC”) market. Where possible, the Trusts will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principals for their own accounts. On occasion, securities may be purchased directly from the issuer. The money market securities in which the Money Trust, the Government Trust and the Treasury Trust invest are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trusts primarily will consist of dealer spreads and underwriting commissions. Under the Investment Company Act, a person affiliated with the Trusts is prohibited from dealing with the Trusts as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the Commission. Since OTC transactions are usually principal transactions, an affiliated person of the Trusts may not serve as the Trusts’ dealer in connection with such transactions, except pursuant to the exemptive order described below. However, an affiliated person of the Trusts may serve as the Trusts’ broker in OTC transactions conducted on an agency basis. The Trusts may not purchase securities from any underwriting syndicate of which Merrill Lynch is a member, except in accordance with applicable rules under the Investment Company Act or, likewise, under an exemptive order.

The Commission has issued an exemptive order permitting the Money Trust, the Government Trust, and the Treasury Trust to conduct principal transactions with Merrill Lynch Government Securities Inc. (“GSI”) in U.S. Government and U.S. Government agency securities with Merrill Lynch Money Markets, Inc. (“MMI”), in certificates of deposit and other short term bank money market instruments and commercial paper, and with Merrill Lynch in fixed income securities including medium term notes. The exemptive order contains a number of conditions, including conditions designed to ensure that the price to the Money Trust, the Government Trust, and the Treasury Trust from GSI, MMI or Merrill Lynch is equal to or better than that available from other sources. GSI, MMI and Merrill Lynch have informed the Money Trust, the Government Trust, and the Treasury Trust that they will in no way, at any time, attempt to influence or control the activities of any Trust or the Manager in placing such principal transactions. The exemptive order allows GSI, MMI or Merrill Lynch to receive a dealer spread on any transaction with the Money Trust, the Government Trust and the Treasury Trust that is no greater than its customary dealer spread for transactions of the type involved. Generally such spreads do not exceed 0.25% of the principal amount of the securities involved. Information regarding transactions executed by each Fund pursuant to this exemptive order prior to their conversion to a master/feeder structure is set forth below for the periods indicated:

	For the Fiscal Year Ended March 31, 2002*		For the Fiscal Year Ended March 31, 2001*		For the Fiscal Year Ended March 31, 2000*
	Number of Transactions	Approximate Aggregate Market Value of Transactions	Number of Transactions	Approximate Aggregate Market Value of Transactions	Number of Transactions	Approximate Aggregate Market Value of Transactions
Money Fund	19	$2,400,000,000	84	$12,900,000,000	135	$15,500,000,000
Government Fund	53	$4,700,000,000	27	$2,700,000,000	2	$84,000,000

*	The Treasury Fund executed no transactions under this exemptive order for the fiscal years ended March 31, 2002, 2001 and 2000.

The Trustees of each Trust have considered the possibilities of recapturing for the benefit of the Trusts’ expenses of possible portfolio transactions, such as dealers’ spreads and underwriting commissions, by conducting such portfolio transactions through affiliated entities, including Merrill Lynch. After considering all factors deemed relevant, the Trustees made a determination not to seek such recapture. The Trustees will reconsider this matter from time to time. The Manager has arranged for the Trusts’ custodian to receive any tender offer solicitation fees on behalf of the Trusts payable with respect to portfolio securities of the Trusts.

The Trusts do not expect to use one particular dealer, but, subject to obtaining the best net results, dealers who provide supplemental investment research to the Manager may receive orders for transactions by the Trusts. Information so received will be in addition to and not in lieu of the services required to be performed by the Manager under its Management Agreement with each Trust and the expenses of the Manager will not necessarily be reduced as a result of the receipt of such supplemental information.

The Trusts are entitled to rely on an exemptive order from the Commission that permits them to lend portfolio securities to Merrill Lynch or its affiliates. However, the Government Trust and the Treasury Trust are prohibited by their fundamental investment restrictions from making loans to other persons and, therefore, may not engage in securities lending unless their respective shareholders approve the elimination of that fundamental investment restriction. Pursuant to this exemptive order, the Money Trust has retained an affiliate of the Manager as the securities lending agent for a fee, including a fee based on a share of the returns on the investment of cash collateral. That entity may, on behalf of the Money Trust, invest cash collateral received by the Money Trust for such loans, among other things, in a private investment company managed by that entity or in registered money market funds advised by the Manager or its affiliates. For the fiscal year ended March 31, 2002, the securities lending agent received no fees from any of the Funds pursuant to this exemptive order prior to each Fund’s conversion to a master/feeder structure.

Securities held by the Trusts also may be held by, or be appropriate investments for, other funds or clients (collectively referred to as “clients”) for which the Manager or MLIM acts as an investment adviser. Because of different objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the same security. If purchases or sales of securities for a Trust or other clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all by the Manager or MLIM. To the extent that transactions on behalf of more than one client of the Manager or MLIM during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

DIVIDENDS AND TAXES

Dividends

Dividends are declared and reinvested daily by each Fund in the form of additional shares at net asset value. Each Fund’s net income for dividend purposes is determined at 12 noon, Eastern time, on each day the NYSE or New York banks are open for business, immediately prior to the determination of such Fund’s net asset value on that day (see “Determination of Net Asset Value”). Such reinvestments will be reflected in shareholders’ monthly CMA transaction statements. Shareholders liquidating their holdings will receive on redemption all dividends declared and reinvested through the date of redemption, except that in those instances where shareholders request transactions that settle on a “same-day” basis (such as Federal Funds wire redemptions, branch office checks, transfers to other Merrill Lynch accounts and certain securities transactions) the Fund shares necessary to effect such transactions will be deemed to have been transferred to Merrill Lynch prior to the Fund’s declaration of dividends on that day. In such instances, shareholders will receive all dividends declared and reinvested through the date immediately preceding the date of redemption. Since the net income (including realized gains and losses on the portfolio assets) is declared as a dividend in shares each time the net income of a Fund is determined, the net asset value per share of each Fund normally remains constant at $1.00 per share.

Net income of each Fund (from the time of the immediately preceding determination thereof) consists of (i) interest accrued and/or discount earned (including both original issue and market discount), (ii) less amortization of premiums and the estimated expenses of the Fund (including the fees payable to the Manager) for the period, (iii) plus or minus all realized gains and losses on portfolio securities. The amount of discount or premium on portfolio securities is fixed at the time of their purchase and consists of the difference between the purchase price for such securities and the principal amount of such securities. Unrealized gains and losses are reflected in each Fund’s net assets and are not included in net income.

Taxes

The Funds intend to continue to qualify for the special tax treatment afforded regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Code”). As long as each Fund so qualifies, such Fund (but not its shareholders) will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains which it distributes to shareholders. Each Fund intends to distribute substantially all of such income.

The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year-end, plus certain undistributed amounts from previous years. Although the Funds intend to distribute their income and capital gains in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of each Fund’s taxable ordinary income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, any such Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

Dividends paid by the Funds from their ordinary income or from an excess of net short term capital gains over net long term capital losses (together referred to hereafter as “ordinary income dividends”) are taxable to shareholders as ordinary income. Distributions made from an excess of net long term capital gains over net short term capital losses (“capital gain dividends”) are taxable to shareholders as long term capital gains, regardless of the length of time the shareholder has owned the Fund shares. Certain categories of capital gain dividends are taxable at different rates. Any loss upon the sale or exchange of Fund shares held for six months or less will be treated as long term capital loss to the extent of any capital gain dividends received by the shareholder. Distributions in excess of a Fund’s earnings and profits will first reduce the adjusted tax basis of a holder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset). Generally not later than 60 days after the close of their taxable years, the Funds will provide their respective shareholders with a written notice designating the amounts of any capital gain dividends, as well as the amount of capital gains in the different categories of capital gain referred to above.

Dividends are taxable to shareholders even though they are reinvested in additional shares of a Fund. Distributions by the Funds, whether from ordinary income or capital gains, will not be eligible for the dividends received deduction allowed to corporations under the Code. If a Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by such Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

If the value of assets held by a Fund declines, the Board of Trustees of that Fund may authorize a reduction in the number of outstanding shares in the respective shareholders’ accounts so as to preserve a net asset value of $1.00 per share. After such a reduction, the basis of eliminated shares would be added to the basis of shareholders’ remaining Fund shares, and any shareholders disposing of shares at that time may recognize a capital loss. Distributions paid by such Fund, including distributions reinvested in additional shares of the Fund, will nonetheless be fully taxable, even if the number of shares in shareholders’ accounts has been reduced as described above.

Ordinary income dividends paid to shareholders who are nonresident aliens or foreign entities will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Under certain Code provisions, some shareholders may be subject to a withholding tax on ordinary income dividends and on capital gain dividends and redemption payments (“backup withholding”). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with a Fund or who, to such Fund’s knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

A loss realized on a sale or exchange of shares of any of the Funds will be disallowed if other shares of such Fund are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and the Treasury Regulations are subject to change by legislative, judicial or administrative action either prospectively or retroactively.

Ordinary income dividends and capital gain dividends may also be subject to state and local taxes.

Certain states exempt from state income taxation dividends paid by RICs which are derived in whole or in part from interest on U.S. Government obligations. State law varies as to whether and what percentage of dividend income attributable to U.S. Government obligations is exempt from state income tax.

Shareholders are urged to consult their tax advisers regarding specific questions as to Federal, foreign, state or local taxes. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in the Funds.

Based on published guidance from the IRS and classification of each Trust as a partnership for tax purposes, each Fund intends to look to the underlying assets of each Trust in which it has invested for purposes of satisfying various requirements of the Code applicable to RICs. If any of the facts supporting each Fund’s reliance on the IRS guidance change in any material respect (e.g., if each Trust were required to register its interests under the Securities Act), then the Board of Trustees of each Fund will determine, in its discretion, the appropriate course of action for each Fund. One possible course of action would be to withdraw each Fund’s investment from the Trust and to retain an investment adviser to manage the Fund’s assets in accordance with the investment policies applicable to each Fund. See “Investment Objectives and Policies.”

GENERAL INFORMATION

Organization of the Funds and Trusts

Each of the Money Fund, the Government Fund, and the Treasury Fund is a “feeder” fund that invests in a corresponding Trust: the Money Trust, the Government Trust, and the Treasury Trust, respectively. Investors in a Fund have an indirect interest in that Fund’s corresponding Trust. The Trusts accept investments from other feeder funds, and all of the feeder funds of a Trust bear that Trust’s expenses in proportion to their assets. This structure permits the pooling of assets of two or more feeder funds in each Trust in an effort to achieve potential economies of scale and efficiencies in portfolio management while preserving separate identities, management, pricing structures, and/or distribution channels at the feeder fund level. If a Trust has a larger investment portfolio, certain transaction costs may be reduced to the extent that contributions to and redemptions from that Trust from different feeder funds may offset each other and produce a lower net cash flow. However, each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder fund could offer access to a Trust on more attractive terms, or could experience better performance, than another feeder fund.

The Money Fund and the Government Fund are unincorporated business trusts organized on June 5, 1989 under the laws of Massachusetts. The Money Fund is the successor to a Massachusetts business trust organized on September 19, 1977, and the Government Fund is the successor to a Massachusetts business trust organized on August 3, 1981. The Treasury Fund is an unincorporated business trust organized on October 24, 1990 under the laws of Massachusetts. Each Fund is a no-load, diversified, open-end investment company. Currently each Fund has one class of shares. The Declaration of Trust of each Fund permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest in one or more classes. Upon liquidation of any of the Funds, shareholders of that Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. Shares are fully paid and nonassessable by the Funds. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held and to vote in the election of Trustees and on other matters submitted to the vote of shareholders.

The Declarations of Trust of the Funds do not require the Funds to hold annual meetings of shareholders. However, each Fund will be required to call special meetings of shareholders in accordance with the requirements of the Investment Company Act to seek approval of new management and advisory arrangements, of a material increase in distribution fees or of a change in the fundamental policies, objectives or restrictions of such Fund. Each Fund also would be required to hold a special shareholders’ meeting to elect new Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders. Each

Declaration of Trust provides that a shareholders’ meeting may be called for any reason at the request of 10% of the outstanding shares of the related Fund or by a majority of the Trustees. Except as set forth above, the Trustees shall continue to hold office and appoint successor Trustees.

The Declarations of Trust establishing the Funds refer to the Trustees under the Declarations of Trust collectively as Trustees, but not as individuals or personally; and no Trustee, shareholder, officer, employee or agent of any of the Funds shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim of any Fund but the Trust Property only shall be liable. Copies of the Declarations of Trust, together with all amendments thereto, are on file in the office of the Secretary of the Commonwealth of Massachusetts.

Each Trust is organized as a Delaware statutory trust. Whenever a Fund is requested to vote on any matter relating to the Trust, the Fund will hold a meeting of the Fund’s shareholders and will cast its vote as instructed by the Fund’s shareholders.

Whenever a Trust holds a vote of its feeder funds, a Fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a Fund over the operations of a Trust. A Fund may withdraw from a Trust at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage the Fund’s assets directly.

Description of Shares

The Declaration of Trust of each Fund permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest in one or more classes and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund. Each share represents an equal proportionate interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. Shares have no preemptive or conversion rights. The rights of redemption and exchange are described elsewhere herein and in the Prospectus of the Funds. Shares of each Fund are fully paid and non-assessable by the Fund.

Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held in the election of Trustees and on other matters submitted to the vote of shareholders. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Trustees can, if they choose to do so, elect all of the Trustees of a Fund, in which event the holders of the remaining shares are unable to elect any person as a Trustee. No amendment may be made to any Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the related Fund except under certain limited circumstances set forth in the Declaration of Trust.

Computation of Offering Price Per Share

As of December 31, 2002
Money Fund
Net Assets	$23,441,511,897
Number of Shares Outstanding	23,418,402,282
Net Asset Value Per Share (net assets divided by number of shares outstanding)	$1.00
Offering Price	$1.00

Computation of Offering Price Per Share

As of December 31, 2002
Government Fund
Net Assets	$1,658,542,421
Number of Shares Outstanding	1,657,203,899
Net Asset Value Per Share (net assets divided by number of shares outstanding)	$1.00
Offering Price	$1.00

Computation of Offering Price Per Share

As of December 31, 2002
Treasury Fund
Net Assets	$2,068,412,479
Number of Shares Outstanding	2,067,664,550
Net Asset Value Per Share (net assets divided by number of shares outstanding)	$1.00
Offering Price	$1.00

Independent Auditors

Deloitte & Touche LLP, 750 College Road East, Princeton, New Jersey 08540, has been selected as the independent auditors of each Fund and each Trust. The selection of independent auditors is subject to ratification by the shareholders of each Fund and each Trust. The independent auditors are responsible for auditing the annual financial statements of each Fund and each Trust.

Accounting Services Provider

State Street Bank and Trust Company, 500 College Road East, Princeton, New Jersey 08540, provides certain accounting services for each Fund and each Trust.

Custodian

State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02101 (in such capacity, the “Custodian”), acts as custodian of each Fund’s assets and each Trust’s assets. The Custodian is responsible for safeguarding and controlling each Fund’s and each Trust’s cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the investments of the Funds and the Trusts.

Transfer Agent

Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6225, acts as the Funds’ transfer agent. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts. See “Your Account — How to Buy, Sell and Transfer Shares — Through the Transfer Agent” in the Prospectus.

Legal Counsel

Sidley Austin Brown & Wood LLP, 787 Seventh Avenue, New York, New York 10019-6018, is counsel for each Fund and each Trust.

Reports to Shareholders

The fiscal year of each Fund ends on the last day of March of each year. Each Fund sends to its shareholders, at least semi-annually, reports showing information related to a Trust and other information. An

Annual Report containing financial statements audited by independent auditors is sent to each Fund’s shareholders each year.

Shareholder Inquiries

Shareholder inquiries may be addressed to each Fund at the address or telephone number set forth on the cover page of this Statement of Additional Information.

Additional Information

The Prospectus and this Statement of Additional Information with respect to the shares of the Funds do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which each Fund has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933, as amended, and the Investment Company Act, to which reference is hereby made.

FINANCIAL STATEMENTS

Each Fund’s audited financial statements are incorporated in this Statement of Additional Information by reference to its 2002 Annual Report. Each Fund’s unaudited financial statements are incorporated in this Statement of Additional Information by reference to its 2002 Semi-Annual Report. You may request a copy of the Annual Report and the Semi-Annual Report at no charge by calling (800) 221-7210 between 8:30 a.m. and 5:30 p.m. Eastern time on any business day. You may request a copy of the Annual Report and the Semi-Annual Report at no charge by calling 1-800-221-7210 between 8:30 a.m. and 5:30 p.m. Eastern time on any business day. The Statement of Assets and Liabilities for each Trust and the independent auditors’ report thereon are set forth below.

INDEPENDENT AUDITORS’ REPORT

To the Board of Trustees and Shareholder,

Master Money Trust:

We have audited the accompanying statement of assets and liabilities of Master Money Trust as of February 3, 2003. This financial statement is the responsibility of the Trust’s management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of Master Money Trust as of February 3, 2003, in conformity with accounting principles generally accepted in the United States of America.

/S/    DELOITTE & TOUCHE LLP

Princeton, New Jersey

February 6, 2003

MASTER MONEY TRUST

STATEMENT OF ASSETS AND LIABILITIES

February 3, 2003

ASSETS:
Cash	$100,000
Prepaid offering costs (Note 3)	0

Total Assets	$100,000
Less liabilities and accrued expenses	0

Net Assets applicable to investor’s interest in the Trust (Note 1)	$100,000

Notes to Financial Statement.

(1)	Master Money Trust (the “Trust”) was organized as a Delaware statutory trust on August 29, 2002 and is registered under the Investment Company Act of 1940 as an open-end management investment company. CMA Money Fund will invest its assets in the Trust. To date, the Trust has not had any transactions other than a $100,000 capital contribution to the Trust by CMA Money Fund.

(2)	The Trust has entered into a management agreement with Fund Asset Management, L.P. (the “Manager”). (See “Management and Other Services” in Part B of this Registration Statement). Certain officers and/or Trustees of the Trust are officers and/or directors of the Manager and Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of the Manager.

(3)	Offering costs of $21,000, consisting of legal fees related to preparing the initial registration statement, will be incurred by the Manager. The Manager, on behalf of the Trust, will also incur organization costs estimated at $9,000.

(4)	The Trust’s financial statement is prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates.

INDEPENDENT AUDITORS’ REPORT

To the Board of Trustees and Shareholder,

Master Government Securities Trust:

We have audited the accompanying statement of assets and liabilities of Master Government Securities Trust as of February 3, 2003. This financial statement is the responsibility of the Trust’s management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of Master Government Securities Trust as of February 3, 2003, in conformity with accounting principles generally accepted in the United States of America.

/S/    DELOITTE & TOUCHE LLP

Princeton, New Jersey

February 6, 2003

MASTER GOVERNMENT SECURITIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

February 3, 2003

ASSETS:
Cash	$100,000
Prepaid offering costs (Note 3)	0

Total Assets	$100,000
Less liabilities and accrued expenses	0

Net Assets applicable to investor’s interest in the Trust (Note 1)	$100,000

Notes to Financial Statement.

(1)	Master Government Securities Trust (the “Trust”) was organized as a Delaware statutory trust on August 29, 2002 and is registered under the Investment Company Act of 1940 as an open-end investment company. CMA Government Securities Fund will invest its assets in the Trust. To date, the Trust has not had any transactions other than a $100,000 capital contribution to the Trust by the CMA Government Securities Fund.

(2)	The Trust has entered into a management agreement with Fund Asset Management, L.P. (the “Manager”). (See “Management and Other Services” in Part B of this Registration Statement). Certain officers and/or Trustees of the Trust are officers and/or directors of the Manager and Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of the Manager.

(3)	Offering costs of $21,000, consisting of legal fees related to preparing the initial registration statement, will be incurred by the Manager. The Manager, on behalf of the Trust, will also incur organization costs estimated at $9,000.

(4)	The Trust’s financial statement is prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates.

INDEPENDENT AUDITORS’ REPORT

To the Board of Trustees and Shareholder,

Master Treasury Trust:

We have audited the accompanying statement of assets and liabilities of Master Treasury Trust as of February 3, 2003. This financial statement is the responsibility of the Trust’s management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of Master Treasury Trust as of February 3, 2003, in conformity with accounting principles generally accepted in the United States of America.

/S/    DELOITTE & TOUCHE LLP

Princeton, New Jersey

February 6, 2003

MASTER TREASURY TRUST

STATEMENT OF ASSETS AND LIABILITIES

February 3, 2003

ASSETS:
Cash	$100,000
Prepaid offering costs (Note 3)	0

Total Assets	$100,000
Less liabilities and accrued expenses	0

Net Assets applicable to investor’s interest in the Trust (Note 1)	$100,000

Notes to Financial Statement.

(1)	Master Treasury Trust (the “Trust”) was organized as a Delaware statutory trust on August 29, 2002 and is registered under Investment Company Act of 1940 as an open-end management investment company. CMA Treasury Fund will invest its assets in the Trust. To date, the Trust has not had any transactions other than a $100,000 capital contribution to the Trust by the CMA Treasury Fund.

(2)	The Trust has entered into a management agreement with Fund Asset Management, L.P. (the “Manager”). (See “Management and Other Services” in Part B of this Registration Statement). Certain officers and/or Trustees of the Trust are officers and/or directors of the Manager and Merrill Lynch, Pierce, Fenner and Smith Incorporated, an affiliate of the Manager.

(3)	Offering costs of $21,000, consisting of legal fees related to preparing the initial registration statement, will be incurred by the Manager. The Manager, on behalf of the Trust, will also incur organization costs estimated at $9,000.

(4)	The Trust’s financial statement is prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates.

APPENDIX

Description of Commercial Paper, Bank Money Instruments  and Corporate Bond Ratings

Commercial Paper and Bank Money Instruments

Commercial paper with the greatest capacity for timely payment is rated A by Standard & Poor’s (“S&P”). Issues within this category are further redefined with designations 1, 2 and 3 to indicate the relative degree of safety; A-1, the highest of the three, indicates the obligor’s capacity to meet its financial commitment on the obligation is strong; A-2 indicates that the capacity for timely repayment is satisfactory; and A-3 indicates that capacity for timely payment is adequate. They are more vulnerable to the adverse changes of circumstances than obligations rated A-1 or A-2.

Moody’s Investors Service, Inc. (“Moody’s”) employs the designations of Prime-1, Prime-2 and Prime-3 to indicate the relative capacity repayment ability of rated issuers. Prime-1 issuers have a superior capacity for repayment. Prime-2 issuers have a strong capacity for repayment, but to a lesser degree than Prime-1.

Fitch, Inc. (“Fitch”) employs the rating F 1 to indicate issues regarded as having the strongest degree of assurance for timely payment. The rating F 2 indicates a satisfactory capacity for timely payment. The rating F 3 indicates an adequate capacity.

Corporate Bonds

Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. The obligor’s capacity to meet its financial commitment is extremely strong. Bonds rated AA differ from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment is very strong.

Bonds rated Aaa by Moody’s are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

Ratings of Municipal Notes and Short Term Tax-Exempt Commercial Paper

Commercial paper with the greatest capacity for timely payment is rated A by Standard & Poor’s. Issues within this category are further redefined with designations 1, 2 and 3 to indicate the relative degree of safety; A-1 indicates the obligor’s capacity to meet its financial obligation is strong; issues that possess extremely strong safety characteristics will be given an A-1+ designation; A-2 indicates that the obligor’s capacity to meet its financial obligation is satisfactory. A Standard & Poor’s rating with respect to certain municipal note issues with

A-1

a maturity of less than three years reflects the liquidity factors and market access risks unique to notes. SP-1, the highest note rating, indicates a strong capacity to pay principal and interest. Issues that possess a very strong capacity to pay debt service will be given an “SP-1+” designation. SP-2, the second highest note rating, indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Moody’s employs the designations of Prime-1, Prime-2 and Prime-3 with respect to commercial paper to indicate the relative capacity of the rated issuers (or related supporting institutions) to repay punctually. Prime-1 issues have a superior capacity for repayment. Prime-2 issues have a strong capacity for repayment, but to a lesser degree than Prime-1. Moody’s highest rating for short-term notes and VRDOs is MIG1/VMIG1; MIG-1/VMIG-1 denotes “superior credit quality”, enjoying “highly reliable liquidity support” or “demonstrated broad-based access to the market for refinancing”; MIG2/VMIG2 denotes “strong credit quality” with margins of protection that are ample although not so large as MIG1/VMIG1.

Fitch employs the rating F-1+ to indicate short term debt issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+. The rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as indicated by the F-1+ and F-1 categories.

Ratings of Municipal Bonds

Bonds rated AAA have the highest rating assigned by Standard & Poor’s to a debt obligation. The obligor’s capacity to meet its financial obligation is extremely strong. Bonds rated AA differ from the highest rated obligations only in a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong. A Standard & Poor’s municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors and insurers of lessees.

Bonds rated Aaa by Moody’s are judged to be of the best quality. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Bonds rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because the margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody’s applies the numerical modifier 1 to the classifications Aa through Caa to indicate that Moody’s believes the issue possesses the strongest investment attributes in its rating category. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Bonds rated AAA by Fitch denote the lowest expectation of credit risk. Bonds rated AA denote a very low expectation of credit risk. Both ratings indicate a strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to reasonably foreseeable events. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operative performance of the issuer and of any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality. Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

A-2

CODE #10116-0203

CMA GOVERNMENT SECURITIES FUND

PART C:    OTHER INFORMATION

Item 23.    Exhibits.

Exhibit Number	Description
1(a)	—Declaration of Trust of the Registrant dated June 5, 1989.(a)

(b)	—Certification of Amendment dated April 11, 2002.(h)

(c)	—Certification of Amendment dated April 11, 2002.(h)

2	—Amended and Restated By-Laws of the Registrant.(g)

3	—Portions of the Declaration of Trust and By-Laws of the Registrant defining the rights of holders of shares of the Registrant.(b)

4	—None.

5	—Form of unified Distribution Agreement between the Registrant and Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”).(i)

6	—None.

7(a)	—Form of Custodian Agreement between the Registrant and State Street Bank and Trust Company.(l)

8(a)	—Form of Administration Agreement between the Registrant and Fund Asset Management, L.P. (“FAM”).(j)

8(b)	—Amended Transfer Agency Agreement between the Registrant and Financial Data Services, Inc.(a)

(c)	—Form of Cash Management Account Agreement.(k)

(d)	—Form of Administrative Services Agreement between the Registrant and State Street Bank and Trust Company.(f)

9	—Consent of Brown & Wood LLP, counsel to the Registrant.(d)

10	—Consent of Deloitte & Touche LLP, independent auditors for the Registrant.

11	—None.

12	—None.

13	—Form of Amended and Restated Distribution and Shareholder Servicing Plan of the Registrant.(h)

14	—None.

15	—Code of Ethics.(e)

(a)	Previously filed pursuant to the Electronic Data Gathering, Analysis and Retrieval (“EDGAR”) phase-in requirements on July 23, 1995 as an exhibit to Post-Effective Amendment No. 16 to the Registration Statement.
(b)	Reference is made to Article II, Section 2.3 and Articles III, V, VI, VIII, IX, X and XI of the Registrant’s Declaration of Trust, filed as Exhibit 1 to Post-Effective Amendment No. 16 to the Registrant’s Registration Statement under the Securities Act of 1933, as amended (the “Registration Statement”); and to Articles I, V and VI of the Registrant’s Amended and Restated By-Laws, filed as Exhibit 2 to Post-Effective Amendment No. 16 to the Registration Statement.
(c)	Previously filed on July 28, 1994 as an exhibit to Post-Effective Amendment No. 15 to the Registration Statement.

(d)	Refiled on July 27, 1999 as an exhibit to Post-Effective Amendment No. 21 to the Registration Statement pursuant to EDGAR requirements.
(e)	Incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of Merrill Lynch Multi-State Limited Maturity Municipal Series Trust (File No. 33-50417), filed on November 22, 2000.
(f)	Incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Merrill Lynch Focus Twenty Fund, Inc. (File No. 333-89775) filed on March 20, 2001.
(g)	Previously filed on July 12, 2001 as an exhibit to Post-Effective Amendment No. 23 to the Registration Statement.
(h)	Filed on July 29, 2002 as an exhibit to Post-Effective Amendment No. 24 to the Registration Statement.
(i)	Incorporated by reference to Exhibit 5 to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of CMA Money Fund (File No. 2-59311), filed on September 19, 2002.
(j)	Previously filed on September 19, 2002 as an exhibit to Post-Effective Amendment No. 22 to the Registration Statement.
(k)	Incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A of CMA Tax-Exempt Fund (File No. 2-69877), filed on February 10, 2003.
(l)	Incorporated by reference to Exhibit 7 to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Merrill Lynch Maryland Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust (File No. 33-49873), filed on October 30, 2001.

Item 24.    Persons Controlled by or under Common Control with Registrant.

The Registrant does not control and is not under common control with any other person.

Item 25.    Indemnification.

Section 5.3 of the Registrant’s Declaration of Trust provides as follows:

“The Trust shall indemnify each of its Trustees, officers, employees, and agents (including persons who serve at its request as directors, officers or trustees of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a trustee, officer, employee or agent, except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided, however, that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of good faith and reasonable belief as to the best interests of the Trust, had been adjudicated, it would have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 or to which he may be otherwise entitled except out of the property of the Trust, and no Shareholder shall be personally liable to any person with respect to any claim for indemnity or reimbursement or otherwise. The Trustees may make advance payments in connection with indemnification under this Section 5.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.”

The Registrant’s By-Laws provide that insofar as the conditional advancing of indemnification moneys pursuant to Section 5.3 of the Declaration of Trust for actions based upon the Investment Company Act of 1940, as amended (the “Investment Company Act”) may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount to which it is ultimately determined he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant’s disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

In Section 7 of the unified Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933 (the “Securities Act”), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26.    Business and Other Connections of the Manager.

Set forth below is a list of each executive officer and partner of the Manager, indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since April 1, 2000 for his, her or its own account or in the capacity of director, officer, partner or trustee.

Name	Position(s) with the Manager	Other Substantial Business, Profession, Vocation or Employment
ML & Co.	Limited Partner	Financial Services Holding Company; Limited Partner of Merrill Lynch Investment Managers, L.P. (“MLIM”)

Princeton Services	General Partner	General Partner of MLIM

Donald C. Burke	First Vice President and Treasurer	First Vice President, Treasurer and Director of Taxation of MLIM; Senior Vice President and Treasurer of Princeton Services; Vice President of FAMD

Robert C. Doll, Jr.	President

President of MLIM; Co-Head (Americas Region) and Senior Vice President of FAM and MLIM from 2000 to 2001; Senior Vice President of Princeton Services; Chief Investment Officer of OppenheimerFunds, Inc. in 1999 and Executive Vice President thereof from 1991 to 1999

Name	Position(s) with the Manager	Other Substantial Business, Profession, Vocation or Employment

Philip L. Kirstein	General Counsel	General Counsel (Americas Region) of MLIM; Senior Vice President, Secretary, General Counsel and Director of Princeton Services

Debra W. Landsman-Yaros	Senior Vice President	Senior Vice President of MLIM; Senior Vice President of Princeton Services; Vice President of FAMD

Stephen M. M. Miller	Senior Vice President	Executive Vice President of Princeton Administrators; Senior Vice President of Princeton Services

Mr. Burke is Vice President and Treasurer of all or substantially all of the investment companies for which the Manager, MLIM or an affiliate acts as investment adviser, and Mr. Doll is an officer of one or more such companies.

FAM acts as investment adviser for a number of affiliated open-end and closed-end registered investment companies.

MLIM acts as the investment adviser for a number of affiliated open-end and closed-end registered investment companies, and also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.

The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665. The address of MLIM, FAM, Princeton Services and Princeton Administrators is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of FAMD is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch and ML & Co. is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10080. The address of the Fund’s transfer agent, FDS, is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

Item 27.    Principal Underwriters.

(a)  Merrill Lynch acts as the principal underwriter for the Registrant. Merrill Lynch also acts as the principal underwriter for each of the following open-end investment companies: CBA Money Fund, CMA Money Fund, CMA Treasury Fund, CMA Tax-Exempt Fund, ten series of CMA Multi-State Municipal Series Trust, The Corporate Fund Accumulation Program, Inc. and The Municipal Fund Accumulation Program, Inc. and also acts as the principal underwriter for the closed-end investment companies referred to in the first paragraph of Item 26, and as the depositor of the following unit investment trusts: The Corporate Income Fund, Municipal Investment Trust Fund, The ML Trust for Government Guaranteed Securities and The Government Securities Income Fund.

(b)  Set forth below is information concerning each director and executive officer of Merrill Lynch. The principal business address of each such person is 4 World Financial Center, New York, New York 10281.

Name	Position(s) and Office(s) with Merrill Lynch	Position(s) and Office(s) with Registrant
E. Stanley O’Neal	Chairman of the Board, Chief Executive Officer and Director	None
Thomas H. Patrick	Director and Executive Vice President	None
Rosemary T. Berkery	Executive Vice President	None
Dominic A. Carone	Controller and First Vice President	None
Barry S. Friedberg	Executive Vice President	None
John J. Fosina	Chief Financial Officer and First Vice President	None
James B. Gorman	Executive Vice President	None
Jerome P. Kenny	Executive Vice President	None
John A. McKinley	Executive Vice President	None
Arshad R. Zakaria	Executive Vice President	None
Judith A. Witterschein	Secretary and First Vice President	None

(c)  Not applicable

Item 28.    Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act and the Rules thereunder will be maintained at the offices of the Registrant, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, and its transfer agent, Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

Item 29.    Management Services.

Other than as set forth under the caption “Management of the Funds — Fund Asset Management” in the Prospectus constituting Part A of the Registration Statement and under the caption “Management of the Funds — Management and Advisory Arrangements” in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related services contract.

Item 30.    Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Township of Plainsboro and State of New Jersey, on the 10th day of February, 2003.

CMA GOVERNMENT SECURITIES FUND (Registrant)

By:	/s/ TERRY K. GLENN
(Terry K. Glenn, President)

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons to the capacities and on the date indicated.

	Signature	Title	Date

	TERRY K. GLENN* (Terry K. Glenn)	President and Trustee (Principal Executive Officer)

	DONALD C. BURKE* (Donald C. Burke)	Vice President and Treasurer (Principal Financial and Accounting Officer)

	RONALD W. FORBES* (Ronald W. Forbes)	Trustee

	CYNTHIA A. MONTGOMERY* (Cynthia A. Montgomery)	Trustee

	CHARLES C. REILLY* (Charles C. Reilly)	Trustee

	KEVIN A. RYAN* (Kevin A. Ryan)	Trustee

	ROSCOE S. SUDDARTH* (Roscoe S. Suddarth)	Trustee

	RICHARD R. WEST* (Richard R. West)	Trustee

	EDWARD D. ZINBARG* (Edward D. Zinbarg)	Trustee

*By:	/s/ TERRY K. GLENN (Terry K. Glenn, Attorney-in-Fact)		February 10, 2003

SIGNATURES

Master Government Securities Trust has duly caused this Registration Statement of CMA Government Securities Fund to be signed on its behalf by the undersigned, thereto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 10th day of February, 2003.

MASTER GOVERNMENT SECURITIES TRUST (Registrant)

By:	/s/ TERRY K. GLENN
(Terry K. Glenn, President)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature		Title	Date

TERRY K. GLENN* (Terry K. Glenn)		President and Trustee (Principal Executive Officer)

DONALD C. BURKE* (Donald C. Burke)		Vice President and Treasurer (Principal Financial and Accounting Officer)

RONALD W. FORBES* (Ronald W. Forbes)		Trustee

CYNTHIA A. MONTGOMERY* (Cynthia A. Montgomery)		Trustee

CHARLES C. REILLY* (Charles C. Reilly)		Trustee

KEVIN A. RYAN* (Kevin A. Ryan)		Trustee

ROSCOE S. SUDDARTH* (Roscoe S. Suddarth)		Trustee

RICHARD R. WEST* (Richard R. West)		Trustee

EDWARD D. ZINBARG* (Edward D. Zinbarg)		Trustee

*By:	/s/ TERRY K. GLENN (Terry K. Glenn, Attorney-in-Fact)		February 10, 2003

EXHIBIT INDEX

Exhibit Number	Description
10	— Consent of Deloitte & Touche LLP, independent auditors for the Registrant.